UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-5883

Dreyfus Index Funds, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

                            (Address of principal executive offices)             (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:       10/31

Date of reporting period:     1/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2015 (Unaudited)

Common Stocks--98.2%	Shares		Value ($)
Australia--7.2%
AGL Energy	30,304		333,681
ALS	15,390		57,981
Alumina	112,290	a	167,962
Amcor	54,243		535,652
AMP	131,408		585,383
APA Group	48,299		305,895
Asciano	43,860		204,067
ASX	8,643		255,479
Aurizon Holdings	93,932		358,964
AusNet Services	72,030		78,170
Australia & New Zealand Banking Group	124,461		3,175,650
Bank of Queensland	16,530		160,045
Bendigo & Adelaide Bank	21,277		220,395
BHP Billiton	144,992		3,352,592
Boral	34,041		147,229
Brambles	69,585		569,994
Caltex Australia	6,270		161,829
Coca-Cola Amatil	25,822		193,936
Cochlear	2,549		163,763
Commonwealth Bank of Australia	73,112		5,051,913
Computershare	20,349		182,879
Crown Resorts	16,028		168,555
CSL	21,118		1,438,384
Dexus Property Group	39,676		236,730
Federation Centres	64,376		150,878
Flight Centre Travel Group	2,140		62,532
Fortescue Metals Group	69,153		125,263
Goodman Group	80,762		382,662
GPT Group	79,310		277,727
Harvey Norman Holdings	21,349		65,256
Healthscope	46,800		98,235
Iluka Resources	20,315		111,497
Incitec Pivot	75,161		209,766
Insurance Australia Group	102,340		506,755
James Hardie Industries-CDI	20,721		207,479
Leighton Holdings	3,781		60,147
Lend Lease Group	24,424		315,424
Macquarie Group	12,835		614,711
Medibank Private	120,463		222,639
Metcash	34,689		39,108
Mirvac Group	165,195		246,857
National Australia Bank	106,843		2,943,834
Newcrest Mining	35,477	a	382,658
Novion Property Group	102,927		184,895
Orica	16,497		230,860

Origin Energy	49,071		406,795
Qantas Airways	19,563	a	39,405
QBE Insurance Group	59,719		488,613
Ramsay Health Care	5,864		269,833
REA Group	2,402		91,978
Rio Tinto	19,848		880,658
Santos	43,776		269,548
Scentre Group	243,136	a	714,593
Seek	15,531		213,768
Sonic Healthcare	16,149		235,766
Stockland	102,579		347,429
Suncorp Group	57,088		649,554
Sydney Airport	50,012		193,243
Tabcorp Holdings	33,277		117,968
Tatts Group	60,376		180,709
Telstra	194,481		980,673
Toll Holdings	28,622		136,630
TPG Telecom	11,417		59,002
Transurban Group	80,225		574,864
Treasury Wine Estates	32,787		124,603
Wesfarmers	50,869		1,715,844
Westfield	88,537		675,161
Westpac Banking	140,295		3,748,234
Woodside Petroleum	33,764		903,945
Woolworths	57,125		1,404,805
WorleyParsons	8,268		62,215
			41,032,147
Austria--.2%
ANDRITZ	3,077		166,546
Erste Group Bank	12,952		280,844
IMMOFINANZ	37,529	a	85,790
OMV	6,042		149,717
Raiffeisen Bank International	4,550		53,349
Vienna Insurance Group	1,670		70,815
Voestalpine	5,210		184,422
			991,483
Belgium--1.3%
Ageas	10,188		348,314
Anheuser-Busch InBev	36,274		4,427,567
Belgacom	7,132		265,367
Colruyt	3,021		139,303
Delhaize Group	4,428		367,486
Groupe Bruxelles Lambert	3,568		295,429
Groupe Bruxelles Lambert (STRIP)	236	a,b	0
KBC Groep	11,469	a	615,507
Solvay	2,748		375,065
Telenet Group Holding	2,488	a	137,910
UCB	5,652		439,137
Umicore	4,888		204,717
			7,615,802
China--.0%
Yangzijiang Shipbuilding Holdings	91,000		83,163

Denmark--1.5%
AP Moller - Maersk, Cl. A	172		336,120
AP Moller - Maersk, Cl. B	317		640,320
Carlsberg, Cl. B	4,959		364,492
Coloplast, Cl. B	5,130		404,766
Danske Bank	29,060		751,558
DSV	7,535		237,212
ISS	3,859		113,930
Novo Nordisk, Cl. B	90,548		4,050,434
Novozymes, Cl. B	10,484		478,249
Pandora	5,100		365,622
TDC	38,185		282,962
Tryg	1,050		123,073
Vestas Wind Systems	9,852	a	384,865
William Demant Holding	1,152	a	87,444
			8,621,047
Finland--.9%
Elisa	6,146		163,429
Fortum	20,487		436,647
Kone, Cl. B	14,048		632,487
Metso	5,095		154,427
Neste Oil	6,289		173,757
Nokia	166,836		1,284,538
Nokian Renkaat	5,391		132,950
Orion, Cl. B	4,426		145,860
Sampo, Cl. A	20,335		984,078
Stora Enso, Cl. R	25,073		242,946
UPM-Kymmene	24,084		422,776
Wartsila	6,890		319,969
			5,093,864
France--9.5%
Accor	7,561		378,150
Aeroports de Paris	1,397		167,832
Air Liquide	15,592		1,970,291
Airbus Group	26,181		1,394,141
Alcatel-Lucent	128,583	a	448,531
Alstom	10,070	a	330,391
Altice	3,963		331,563
Arkema	2,875		205,974
Atos	3,641		268,549
AXA	82,187		1,933,287
BNP Paribas	47,867		2,525,025
Bollore	22,300		96,085
Bouygues	7,853		280,452
Bureau Veritas	9,852		209,267
Cap Gemini	6,530		474,732
Carrefour	27,684		867,500
Casino Guichard Perrachon	2,511		228,061
Christian Dior	2,514		435,603
Cie de St-Gobain	20,697		885,134
Cie Generale des Etablissements Michelin	8,505		832,345
CNP Assurances	6,982		122,755

Credit Agricole	46,356		550,774
Danone	26,232		1,763,497
Dassault Systemes	5,567		344,339
Edenred	9,672		278,693
Electricite de France	10,350		281,361
Essilor International	9,292		1,038,649
Eurazeo	1,904		133,747
Eutelsat Communications	7,008		240,790
Fonciere des Regions	1,253		128,626
GDF Suez	64,441		1,433,466
Gecina	1,323		173,535
Groupe Eurotunnel	21,449		288,246
Hermes International	1,151		390,579
ICADE	1,719		150,134
Iliad	1,107		257,280
Imerys	1,513		109,496
JCDecaux	2,555		92,056
Kering	3,368		681,902
Klepierre	7,641		360,659
L'Oreal	11,372		2,033,151
Lafarge	8,398		576,361
Lagardere	5,470		149,684
Legrand	11,818		634,896
LVMH Moet Hennessy Louis Vuitton	12,632		2,039,584
Natixis	41,535		264,485
Numericable - SFR	4,262	a	222,216
Orange	82,535		1,453,832
Pernod-Ricard	9,471		1,137,481
Peugeot	17,026	a	246,190
Publicis Groupe	8,528		639,366
Remy Cointreau	971		71,887
Renault	8,555		658,196
Rexel	12,502		234,107
Safran	12,026		802,082
Sanofi	53,631		4,940,691
Schneider Electric	23,776		1,791,394
SCOR	7,318		228,052
Societe BIC	1,379		196,014
Societe Generale	32,873		1,328,436
Sodexo	4,348		432,570
Suez Environnement	12,933		237,630
Technip	4,814		283,328
Thales	4,176		220,394
Total	96,529		4,987,150
Unibail-Rodamco	4,371		1,231,287
Valeo	3,444		488,091
Vallourec	4,458		97,267
Veolia Environnement	18,283		334,860
Vinci	21,796		1,151,642
Vivendi	54,054	a	1,283,479
Wendel	1,537		172,391
Zodiac Aerospace	8,322		276,791

			53,928,482
Germany--8.6%
adidas	9,292		642,136
Allianz	20,607		3,407,514
Axel Springer	1,985		122,177
BASF	41,451		3,721,856
Bayer	37,286		5,387,758
Bayerische Motoren Werke	14,992		1,750,876
Beiersdorf	4,659		409,420
Brenntag	6,639		362,405
Celesio	1,846		54,741
Commerzbank	43,010	a	517,824
Continental	4,997		1,132,658
Daimler	43,446		3,948,587
Deutsche Annington Immobilien	11,192		389,491
Deutsche Bank	62,445		1,819,672
Deutsche Boerse	8,664		665,920
Deutsche Lufthansa	11,009		187,180
Deutsche Post	43,084		1,400,147
Deutsche Telekom	143,493		2,477,031
Deutsche Wohnen-BR	13,290		346,381
E.ON	89,105		1,379,791
Fraport Frankfurt Airport Services Worldwide	1,609		98,544
Fresenius & Co.	17,218		987,380
Fresenius Medical Care & Co.	9,607		712,657
GEA Group	8,253		375,120
Hannover Rueck	2,781		249,598
HeidelbergCement	6,489		478,195
Henkel & Co.	5,228		536,313
HUGO BOSS	1,825		235,460
Infineon Technologies	49,313		556,388
K+S	8,152		257,986
Kabel Deutschland Holding	981	a	133,549
LANXESS	3,947		189,697
Linde	8,414		1,615,250
MAN	1,628		173,730
Merck	5,923		593,247
METRO	6,767	a	208,714
Muenchener Rueckversicherungs	7,835		1,575,273
OSRAM Licht	4,089	a	188,535
ProSiebenSat.1 Media	10,000		444,244
RWE	21,707		603,507
SAP	41,628		2,721,932
Siemens	35,780		3,758,090
Symrise	5,653		371,093
Telefonica Deutschland Holding	28,741	a	160,076
ThyssenKrupp	20,788	a	542,210
TUI - New	8,014	a	138,572
TUI	11,782	a	208,872
United Internet	5,268		228,929
Volkswagen	1,312		292,208
			48,758,934

Hong Kong--3.1%
AIA Group	543,800		3,146,898
ASM Pacific Technology	10,800		97,837
Bank of East Asia	56,350		232,915
BOC Hong Kong Holdings	169,500		592,694
Cathay Pacific Airways	52,000		121,066
Cheung Kong Holdings	62,000		1,176,042
Cheung Kong Infrastructure Holdings	27,000		221,776
CLP Holdings	86,288		767,630
First Pacific	120,250		121,996
Galaxy Entertainment Group	107,277		561,264
Hang Lung Properties	99,000		289,954
Hang Seng Bank	34,400		601,634
Henderson Land Development	49,041		348,513
HKT Trust	125,660		164,243
Hong Kong & China Gas	283,127		647,333
Hong Kong Exchanges & Clearing	49,400		1,133,100
Hutchison Whampoa	96,800		1,273,949
Hysan Development	28,000		135,110
Kerry Properties	29,500		104,261
Li & Fung	259,200		256,602
Link REIT	103,500		698,689
MTR	64,500		285,393
New World Development	243,048		288,835
Noble Group	188,963		148,321
NWS Holdings	60,000		111,564
PCCW	167,000		110,842
Power Assets Holdings	62,500		653,194
Shangri-La Asia	41,000		53,313
Sino Land	127,730		212,946
SJM Holdings	78,530		114,043
Sun Hung Kai Properties	72,699		1,180,475
Swire Pacific, Cl. A	27,500		367,564
Swire Properties	56,000		179,638
Techtronic Industries	57,365		187,580
Wharf Holdings	66,311		535,785
WH Group	152,000	a,c	86,031
Wheelock & Co.	43,000		242,933
Yue Yuen Industrial Holdings	32,300		119,952
			17,571,915
Ireland--.3%
Bank of Ireland	1,228,951	a	371,493
CRH	33,709		811,186
Irish Bank Resolution	35,225	a,b	0
Kerry Group, Cl. A	6,927		502,330
Ryanair Holdings	4,000	a	46,967
			1,731,976
Israel--.5%
Bank Hapoalim	48,286		214,960
Bank Leumi Le-Israel	60,234	a	201,186
Bezeq The Israeli Telecommunication	76,662		122,648
Delek Group	202		49,282

Israel	117	a	37,967
Israel Chemicals	18,647		134,029
Israel Discount Bank, Cl. A	1	a	1
Mizrahi Tefahot Bank	6,222	a	68,041
NICE-Systems	2,452		120,091
Teva Pharmaceutical Industries	38,048		2,164,822
			3,113,027
Italy--2.3%
Assicurazioni Generali	52,102		1,099,690
Atlantia	18,499		476,112
Banca Monte dei Paschi di Siena	181,114	a	81,759
Banco Popolare Societa Cooperativa	16,630	a	209,366
CNH Industrial	43,714		332,039
Enel	293,320		1,326,130
Enel Green Power	81,547		160,882
Eni	115,102		1,955,362
EXOR	4,701		191,794
Fiat Chrysler Automobiles	40,560	a	534,235
Finmeccanica	18,554	a	202,597
Intesa Sanpaolo	527,373		1,541,150
Intesa Sanpaolo-RSP	38,317		97,577
Luxottica Group	7,753		461,055
Mediobanca	28,400		245,785
Pirelli & C.	11,602		164,094
Prysmian	8,493		156,793
Saipem	10,910	a	98,589
Snam	93,495		456,463
STMicroelectronics	30,016		250,572
Telecom Italia	464,174	a	538,796
Telecom Italia-RSP	270,919		256,223
Tenaris	20,192		284,793
Terna Rete Elettrica Nazionale	68,305		298,784
UniCredit	196,026		1,154,185
Unione di Banche Italiane	37,953		260,568
UnipolSai	36,547		101,198
			12,936,591
Japan--21.2%
ABC-Mart	1,000		49,661
Acom	15,500	a	41,991
Advantest	6,400		81,445
Aeon	30,200		319,151
AEON Financial Service	5,360		96,391
AEON Mall	4,480		73,937
Air Water	7,000		120,525
Aisin Seiki	8,500		296,573
Ajinomoto	25,800		530,232
Alfresa Holdings	7,600		90,224
Amada	14,200		129,421
ANA Holdings	53,000		145,924
Aozora Bank	54,959		200,121
Asahi Glass	46,800		249,389
Asahi Group Holdings	17,700		577,659

Asahi Kasei	55,900		554,099
Asics	7,000		171,474
Astellas Pharma	97,295		1,497,507
Bandai Namco Holdings	7,750		157,011
Bank of Kyoto	14,000		117,379
Bank of Yokohama	50,000		269,689
Benesse Holdings	3,200		95,264
Bridgestone	29,000		1,160,475
Brother Industries	10,800		184,646
CALBEE	3,500		136,579
Canon	51,350		1,619,541
Casio Computer	9,300		145,677
Central Japan Railway	6,400		1,097,187
Chiba Bank	34,000		229,437
Chiyoda	6,000		46,270
Chubu Electric Power	28,500	a	376,684
Chugai Pharmaceutical	9,928		295,956
Chugoku Bank	6,400		91,065
Chugoku Electric Power	14,000		193,187
Citizen Holdings	12,400		98,408
COLOPL	2,100		47,825
Credit Saison	6,200		104,288
Dai Nippon Printing	25,800		232,230
Dai-ichi Life Insurance	47,400		635,561
Daicel	13,400		166,280
Daihatsu Motor	8,000		111,884
Daiichi Sankyo	28,683		415,588
Daikin Industries	10,500		732,514
Daito Trust Construction	3,300		366,414
Daiwa House Industry	27,300		503,122
Daiwa Securities Group	76,000		549,499
Denso	21,700		959,246
Dentsu	10,000		410,808
Don Quijote Holdings	2,800		202,724
East Japan Railway	14,900		1,151,158
Eisai	11,100		553,010
Electric Power Development	5,380		196,233
FamilyMart	2,617		112,892
FANUC	8,529		1,432,340
Fast Retailing	2,358		876,096
Fuji Electric	27,000		115,456
Fuji Heavy Industries	26,200		940,130
FUJIFILM Holdings	20,800		698,712
Fujitsu	85,800		452,978
Fukuoka Financial Group	33,000		164,734
GungHo Online Entertainment	19,400		65,843
Gunma Bank	19,000		124,845
Hachijuni Bank	20,000		131,884
Hakuhodo DY Holdings	11,200		111,422
Hamamatsu Photonics	3,200		150,947
Hankyu Hanshin Holdings	53,000		294,522
Hikari Tsushin	700		40,049

Hino Motors	12,100		171,796
Hirose Electric	1,300		155,995
Hiroshima Bank	25,000		124,237
Hisamitsu Pharmaceutical	2,400		81,548
Hitachi	218,900		1,655,322
Hitachi Chemical	4,000		80,573
Hitachi Construction Machinery	5,000		92,761
Hitachi High-Technologies	2,700		83,979
Hitachi Metals	10,000		163,180
Hokuhoku Financial Group	51,000		105,187
Hokuriku Electric Power	7,700		108,851
Honda Motor	73,759		2,224,366
Hoya	19,100		739,835
Hulic	10,800		97,563
Ibiden	6,300		94,701
Idemitsu Kosan	3,600		60,129
IHI	60,000		312,605
Iida Group Holdings	7,800		96,964
INPEX	38,300		428,658
Isetan Mitsukoshi Holdings	15,020		213,049
Isuzu Motors	26,900		357,276
ITOCHU	66,700		676,725
Itochu Techno-Solutions	900		32,071
Iyo Bank	11,000		126,976
J Front Retailing	9,900		126,358
Japan Airlines	5,200		174,567
Japan Display	14,800	a	51,665
Japan Exchange Group	11,700		272,024
Japan Prime Realty Investment	39		136,139
Japan Real Estate Investment	58		281,530
Japan Retail Fund Investment	113		244,327
Japan Tobacco	49,000		1,331,337
JFE Holdings	21,560		473,699
JGC	9,000		183,304
Joyo Bank	32,462		163,303
JSR	7,700		136,007
JTEKT	9,800		161,968
JX Holdings	103,976		383,365
Kajima	38,800		153,832
Kakaku.com	6,700		94,812
Kamigumi	9,400		93,790
Kaneka	12,000		73,454
Kansai Electric Power	32,799	a	316,987
Kansai Paint	10,000		174,245
Kao	23,500		1,030,109
Kawasaki Heavy Industries	65,000		311,709
KDDI	26,421		1,864,074
Keihan Electric Railway	21,000		127,242
Keikyu	20,000		155,761
Keio	25,000		203,197
Keisei Electric Railway	13,000		167,355
Keyence	2,085		970,622

Kikkoman	7,000		206,480
Kintetsu	80,354		283,287
Kirin Holdings	36,700		493,200
Kobe Steel	133,000		233,620
Koito Manufacturing	4,000		129,923
Komatsu	41,700		820,034
Konami	4,400		82,133
Konica Minolta	21,900		239,875
Kubota	51,000		757,282
Kuraray	16,600		208,551
Kurita Water Industries	4,800		102,400
Kyocera	14,700		646,368
Kyowa Hakko Kirin	10,705		122,003
Kyushu Electric Power	18,000	a	173,760
Lawson	3,000		196,010
LIXIL Group	11,924		232,752
M3	8,100		162,907
Mabuchi Motor	2,000		82,264
Makita	5,300		235,325
Marubeni	72,000		397,321
Marui Group	12,300		127,906
Maruichi Steel Tube	2,000		47,347
Mazda Motor	24,800		507,863
McDonald's Holdings Japan	3,000		65,776
Medipal Holdings	5,800		67,526
MEIJI Holdings	2,821		310,328
Minebea	15,000		231,771
Miraca Holdings	2,700		120,642
Mitsubishi	61,598		1,075,405
Mitsubishi Chemical Holdings	60,580		314,139
Mitsubishi Electric	88,000		1,018,522
Mitsubishi Estate	56,000		1,128,283
Mitsubishi Gas Chemical	16,000		72,445
Mitsubishi Heavy Industries	134,700		743,912
Mitsubishi Logistics	6,000		89,346
Mitsubishi Materials	55,000		173,593
Mitsubishi Motors	28,600		241,997
Mitsubishi Tanabe Pharma	9,200		145,340
Mitsubishi UFJ Financial Group	575,790		3,065,388
Mitsubishi UFJ Lease & Finance	24,300		105,324
Mitsui & Co.	77,600		984,786
Mitsui Chemicals	38,000		111,160
Mitsui Fudosan	42,286		1,070,156
Mitsui OSK Lines	52,000		175,684
Mixi	1,600		57,076
Mizuho Financial Group	1,044,900		1,716,658
MS&AD Insurance Group Holdings	22,857		555,998
Murata Manufacturing	9,000		971,048
Nabtesco	5,600		144,825
Nagoya Railroad	42,000		164,913
NEC	114,800		323,312
Nexon	4,600		45,280

NGK Insulators	11,000		221,256
NGK Spark Plug	7,926		234,148
NH Foods	8,000		197,753
NHK Spring	7,000		63,214
Nidec	9,800		667,431
Nikon	16,260		206,586
Nintendo	4,625		446,138
Nippon Building Fund	61		299,462
Nippon Electric Glass	17,085		88,287
Nippon Express	39,000		227,808
Nippon Paint Holdings	6,900		216,013
Nippon Prologis REIT	70		164,736
Nippon Steel & Sumitomo Metal	336,615		786,905
Nippon Telegraph & Telephone	17,100		1,015,255
Nippon Yusen	69,800		207,512
Nissan Motor	111,100		950,221
Nisshin Seifun Group	9,438		115,690
Nissin Foods Holdings	2,600		140,394
Nitori Holdings	3,300		186,650
Nitto Denko	6,900		411,981
NOK	4,600		131,836
Nomura Holdings	162,300		865,791
Nomura Real Estate Holdings	4,800		80,881
Nomura Research Institute	5,300		179,951
NSK	20,000		234,444
NTT Data	5,500		209,188
NTT DOCOMO	68,200		1,153,996
NTT Urban Development	5,500		52,535
Obayashi	30,000		190,312
Odakyu Electric Railway	28,000		272,396
Oji Holdings	35,000		132,279
Olympus	10,800	a	374,792
Omron	9,000		359,454
Ono Pharmaceutical	3,700		389,841
Oracle Japan	1,400		58,243
Oriental Land	2,300		553,230
ORIX	60,500		691,791
Osaka Gas	83,000		327,504
OTSUKA	2,100		72,399
Otsuka Holdings	17,100		529,101
Panasonic	98,395		1,115,962
Park24	3,800		65,045
Rakuten	35,700		494,932
Recruit Holdings	6,300	a	183,128
Resona Holdings	98,400		487,604
Ricoh	31,300		305,295
Rinnai	1,500		100,561
Rohm	4,300		276,828
Sankyo	2,200		79,130
Sanrio	2,100		51,564
Santen Pharmaceutical	3,300		204,789
SBI Holdings	7,830		83,204

Secom	9,400		545,631
Sega Sammy Holdings	7,484		97,490
Seibu Holdings	5,900		139,889
Seiko Epson	5,700		231,374
Sekisui Chemical	19,000		207,627
Sekisui House	25,600		330,534
Seven & i Holdings	33,560		1,229,174
Seven Bank	26,000		116,516
Sharp	70,000	a	136,988
Shikoku Electric Power	6,900	a	86,693
Shimadzu	12,000		124,597
Shimamura	1,000		88,750
Shimano	3,500		462,274
Shimizu	27,000		186,540
Shin-Etsu Chemical	18,300		1,212,173
Shinsei Bank	67,000		121,622
Shionogi & Co.	13,300		399,883
Shiseido	16,000		256,370
Shizuoka Bank	23,400		213,910
Showa Shell Sekiyu	8,500		83,083
SMC	2,500		671,174
SoftBank	43,400		2,545,549
Sompo Japan Nipponkoa Holdings	14,670		407,245
Sony	46,780		1,092,008
Sony Financial Holdings	7,000		97,321
Stanley Electric	6,600		146,818
Sumitomo	51,700		509,795
Sumitomo Chemical	69,000		271,947
Sumitomo Dainippon Pharma	6,900		72,670
Sumitomo Electric Industries	34,800		448,185
Sumitomo Heavy Industries	25,000		135,175
Sumitomo Metal Mining	23,000		328,737
Sumitomo Mitsui Financial Group	57,600		1,938,196
Sumitomo Mitsui Trust Holdings	152,640		534,517
Sumitomo Realty & Development	16,000		509,965
Sumitomo Rubber Industries	7,600		118,275
Suntory Beverage & Food	6,000		210,296
Suruga Bank	8,000		149,937
Suzuken	2,920		82,231
Suzuki Motor	16,000		506,531
Sysmex	6,300		281,205
T&D Holdings	26,300		296,643
Taiheiyo Cement	54,000		158,730
Taisei	46,000		267,225
Taisho Pharmaceutical Holdings	1,500		94,943
Taiyo Nippon Sanso	6,000		71,775
Takashimaya	12,000		105,301
Takeda Pharmaceutical	35,800		1,790,465
TDK	5,500		342,492
Teijin	40,000		119,063
Terumo	13,500		334,623
THK	5,500		133,847

Tobu Railway	46,000		220,654
Toho	5,400		122,228
Toho Gas	18,000		97,907
Tohoku Electric Power	19,700		247,920
Tokio Marine Holdings	30,900		1,078,217
Tokyo Electric Power	64,972	a	275,713
Tokyo Electron	7,700		548,086
Tokyo Gas	104,000		620,476
Tokyo Tatemono	17,000		114,791
Tokyu	49,820		329,706
Tokyu Fudosan Holdings	20,900		129,446
TonenGeneral Sekiyu	13,000		115,114
Toppan Printing	26,000		173,840
Toray Industries	67,000		571,013
Toshiba	180,000		720,368
TOTO	12,000		132,479
Toyo Seikan Group Holdings	7,100		91,350
Toyo Suisan Kaisha	4,000		140,972
Toyoda Gosei	2,400		52,949
Toyota Industries	7,300		391,315
Toyota Motor	123,257		7,935,090
Toyota Tsusho	10,000		237,270
Trend Micro	4,900		138,181
Unicharm	16,900		465,607
United Urban Investment	114		182,510
USS	9,800		153,651
West Japan Railway	7,500		385,857
Yahoo! Japan	61,100		206,104
Yakult Honsha	4,100		248,543
Yamada Denki	36,200		134,238
Yamaguchi Financial Group	9,000		93,714
Yamaha	7,200		105,203
Yamaha Motor	11,200		245,889
Yamato Holdings	16,800		380,436
Yamato Kogyo	1,800		46,413
Yamazaki Baking	6,000		88,395
Yaskawa Electric	11,300		144,576
Yokogawa Electric	8,800		92,274
Yokohama Rubber	9,000		84,748
			120,254,477
Luxembourg--.1%
RTL Group	1,680		158,595
SES	13,578		495,116
			653,711
Macau--.1%
MGM China Holdings	40,000		96,963
Sands China	107,813		521,418
Wynn Macau	69,200		190,388
			808,769
Mexico--.0%
Fresnillo	10,059		135,887
Netherlands--2.7%

Aegon	83,604		597,016
Akzo Nobel	11,067		799,251
ASML Holding	16,190		1,699,719
Boskalis Westminster	3,945		174,797
Delta Lloyd	9,259		175,378
Gemalto	3,738		270,656
Heineken	10,218		761,920
Heineken Holding	4,485		294,001
ING Groep	174,453	a	2,170,372
Koninklijke Ahold	40,073		724,264
Koninklijke DSM	7,734		411,692
Koninklijke KPN	147,667		456,860
Koninklijke Philips	43,430		1,200,022
Koninklijke Vopak	2,912		162,881
NN Group	5,092		138,358
OCI	3,786	a	133,314
QIAGEN	9,940	a	228,460
Randstad Holding	5,773		304,868
Reed Elsevier	31,006		759,760
TNT Express	19,218		126,101
Unilever	73,554		3,196,777
Wolters Kluwer	13,949		417,467
			15,203,934
New Zealand--.2%
Auckland International Airport	46,910		151,475
Contact Energy	16,082		82,549
Fletcher Building	31,140		189,194
Meridian Energy	52,186		72,462
Mighty River Power	29,098		70,968
Ryman Healthcare	16,781		100,453
Spark New Zealand	78,060		186,980
			854,081
Norway--.6%
DNB	43,300		626,694
Gjensidige Forsikring	9,640		162,763
Norsk Hydro	62,385		366,148
Orkla	36,127		266,495
Seadrill	19,102		204,666
Statoil	50,852		848,036
Telenor	33,013		707,898
Yara International	7,988		415,735
			3,598,435
Portugal--.1%
Banco Comercial Portugues, Cl. R	1,375,710	a	97,583
Banco Espirito Santo	118,053	a,b	13
Energias de Portugal	103,730		394,546
Galp Energia	16,122		169,897
Jeronimo Martins	10,446		112,544
			774,583
Singapore--1.5%
Ascendas Real Estate Investment Trust	93,912		170,701
CapitaCommercial Trust	96,000		125,500

CapitaLand	116,500		298,698
CapitaMall Trust	117,000		180,720
City Developments	17,000		125,894
ComfortDelGro	92,700		196,424
DBS Group Holdings	76,588		1,115,500
Genting Singapore	289,327		230,032
Global Logistic Properties	136,843		255,545
Golden Agri-Resources	278,440		86,342
Hutchison Port Holdings Trust	265,000		189,101
Jardine Cycle & Carriage	4,422		137,728
Keppel	66,700		428,174
Keppel Land	35,000		117,090
Oversea-Chinese Banking	132,018		1,011,713
Sembcorp Industries	43,254		137,463
Sembcorp Marine	38,000		84,427
Singapore Airlines	25,733		240,180
Singapore Exchange	35,000		200,774
Singapore Press Holdings	69,075		210,625
Singapore Technologies Engineering	68,000		168,579
Singapore Telecommunications	355,951		1,071,672
StarHub	26,918		83,130
Suntec Real Estate Investment Trust	99,000		137,419
United Overseas Bank	58,112		993,145
UOL Group	21,111		112,476
Wilmar International	88,000		209,134
			8,318,186
Spain--3.2%
Abertis Infraestructuras	18,198		356,379
ACS Actividades de Construccion y Servicios	7,646		265,521
Amadeus IT Holding, Cl. A	19,400		777,557
Banco Bilbao Vizcaya Argentaria	271,075		2,314,220
Banco de Sabadell	149,714	a	377,316
Banco Popular Espanol	77,192		325,569
Banco Santander	622,982		4,187,533
Bankia	207,019	a	270,358
Bankinter	32,111		222,660
CaixaBank	105,506		458,198
Distribuidora Internacional de Alimentacion	28,026		180,861
Enagas	9,024		286,247
Ferrovial	18,914		374,701
Gas Natural SDG	16,211		379,411
Grifols	6,799		285,176
Iberdrola	233,655		1,612,133
Inditex	48,562		1,432,489
Mapfre	38,979		130,976
Red Electrica	4,768		405,805
Repsol	46,651		833,195
Telefonica	190,298		2,851,786
Zardoya Otis	6,593		75,012
			18,403,103
Sweden--3.1%
Alfa Laval	13,304		246,882

Assa Abloy, Cl. B	14,811		808,233
Atlas Copco, Cl. A	29,743		880,078
Atlas Copco, Cl. B	17,957		490,979
Boliden	11,860		185,718
Electrolux, Ser. B	10,732		331,946
Elekta, Cl. B	17,440		187,027
Ericsson, Cl. B	137,841		1,674,264
Getinge, Cl. B	9,507		234,313
Hennes & Mauritz, Cl. B	42,989		1,767,022
Hexagon, Cl. B	11,240		355,825
Husqvarna, Cl. B	20,375		141,349
ICA Gruppen	3,218		123,729
Industrivarden, Cl. C	7,189		128,011
Investment AB Kinnevik, Cl. B	10,364		309,272
Investor, Cl. B	20,224		735,578
Lundin Petroleum	8,991	a	116,463
Millicom International Cellular, SDR	2,952		188,053
Nordea Bank	137,531		1,743,997
Sandvik	49,094		514,131
Securitas, Cl. B	13,206		160,817
Skandinaviska Enskilda Banken, Cl. A	67,990		818,143
Skanska, Cl. B	17,185		380,401
SKF, Cl. B	18,283		430,799
Svenska Cellulosa, Cl. B	26,116		631,100
Svenska Handelsbanken, Cl. A	22,281		1,056,134
Swedbank, Cl. A	40,455		978,067
Swedish Match	9,404		305,935
Tele2, Cl. B	14,711		166,277
TeliaSonera	105,713		651,283
Volvo, Cl. B	69,969		818,060
			17,559,886
Switzerland--9.5%
ABB	99,507	a	1,906,285
Actelion	4,558	a	504,336
Adecco	7,606	a	569,344
Aryzta	3,764	a	282,797
Baloise Holding	2,128		277,229
Barry Callebaut	84	a	83,818
Cie Financiere Richemont	23,619		1,962,755
Coca-Cola HBC-CDI	8,469	a	136,325
Credit Suisse Group	69,213	a	1,457,084
EMS-Chemie Holding	396		152,647
Geberit	1,653		566,085
Givaudan	422	a	770,841
Glencore	480,503	a	1,792,232
Holcim	10,164	a	711,335
Julius Baer Group	10,337	a	421,187
Kuehne + Nagel International	2,440		335,755
Lindt & Spruengli	5		314,794
Lindt & Spruengli-PC	44		228,982
Lonza Group	2,276	a	269,767
Nestle	145,253		11,125,932

Novartis	103,619		10,103,101
Pargesa Holding-BR	1,256		90,699
Partners Group Holding	802		213,826
Roche Holding	31,654		8,551,409
Schindler Holding	876		127,418
Schindler Holding-PC	1,967		292,067
SGS	252		478,723
Sika-BR	100		343,015
Sonova Holding	2,370		311,685
Sulzer	959		101,705
Swatch Group	2,074		152,188
Swatch Group-BR	1,371		546,095
Swiss Life Holding	1,420	a	317,317
Swiss Prime Site	2,618	a	227,315
Swiss Re	15,683	a	1,417,072
Swisscom	1,049		616,020
Syngenta	4,139		1,347,132
UBS Group	164,978	a	2,765,205
Zurich Insurance Group	6,757	a	2,243,099
			54,114,621
United Kingdom--20.4%
3i Group	45,270		312,486
Aberdeen Asset Management	39,934		262,464
Admiral Group	9,276		202,021
Aggreko	12,061		281,589
AMEC	16,968		203,237
Anglo American	62,300		1,041,784
Antofagasta	18,804		183,178
ArcelorMittal	46,092		439,152
ARM Holdings	63,882		996,832
Ashtead Group	23,009		376,129
Associated British Foods	15,815		735,671
AstraZeneca	56,965		4,051,074
Aviva	133,980		1,064,497
Babcock International Group	10,761		162,622
BAE Systems	143,413		1,093,749
Barclays	741,979		2,607,696
BG Group	154,277		2,055,785
BHP Billiton	95,542		2,080,431
BP	830,641		5,347,885
British American Tobacco	84,067		4,732,996
British Land	43,080		537,587
BT Group	367,962		2,312,890
Bunzl	15,415		439,754
Burberry Group	20,180		524,869
Capita	30,086		505,846
Carnival	8,328		373,565
Centrica	224,225		990,230
Cobham	51,208		251,303
Compass Group	74,734		1,293,932
Croda International	6,413		256,337
Diageo	113,413		3,359,421

Direct Line Insurance Group	68,975		324,315
Dixons Carphone	45,679		299,028
easyJet	7,546		211,364
Experian	44,387		782,975
Friends Life Group	65,590		392,852
G4S	69,165		296,912
GKN	75,793		419,317
GlaxoSmithKline	218,699		4,813,699
Hammerson	35,471		367,616
Hargreaves Lansdown	10,793		163,760
HSBC Holdings	862,848		7,900,641
ICAP	23,517		165,339
IMI	12,822		245,755
Imperial Tobacco Group	43,298		2,034,038
Inmarsat	19,204		241,026
InterContinental Hotels Group	10,893		436,046
International Consolidated Airlines Group	47,134	a	385,619
Intertek Group	6,956		239,446
Intu Properties	43,243		237,240
Investec	26,260		220,649
ITV	170,697		564,482
J Sainsbury	54,998		210,283
Johnson Matthey	9,326		457,350
Kingfisher	108,614		560,038
Land Securities Group	35,155		673,581
Legal & General Group	269,842		1,087,045
Lloyds Banking Group	2,578,915	a	2,862,364
London Stock Exchange Group	10,026		356,183
Marks & Spencer Group	73,189		533,549
Meggitt	35,607		288,511
Melrose Industries	45,173		180,158
Merlin Entertainments	21,070	c	127,763
National Grid	170,445		2,397,224
Next	7,001		761,770
Old Mutual	217,694		680,167
Pearson	36,382		739,059
Persimmon	13,614	a	325,023
Petrofac	12,065		127,820
Prudential	115,921		2,819,743
Randgold Resources	3,889		332,091
Reckitt Benckiser Group	29,371		2,487,559
Reed Elsevier	50,514		878,395
Rexam	32,409		207,012
Rio Tinto	57,506		2,532,982
Rolls-Royce Holdings	84,136	a	1,128,327
Royal Bank of Scotland Group	113,494	a	618,034
Royal Dutch Shell, Cl. A	177,750		5,438,702
Royal Dutch Shell, Cl. B	110,133		3,506,304
Royal Mail	27,821		181,892
RSA Insurance Group	44,836	a	306,298
SABMiller	43,717		2,381,851
Sage Group	46,544		335,514

Schroders	5,838		253,936
Segro	33,856		209,828
Severn Trent	11,109		359,895
Shire	26,676		1,949,878
Sky	45,891		640,583
Smith & Nephew	40,780		729,306
Smiths Group	16,974		287,302
Sports Direct International	11,250	a	120,175
SSE	43,525		1,053,944
Standard Chartered	111,941		1,493,524
Standard Life	106,208		642,662
Subsea 7	12,720		108,085
Tate & Lyle	21,771		222,226
Tesco	362,121		1,222,361
Travis Perkins	11,023		318,588
Tullow Oil	38,752		212,376
Unilever	58,000		2,555,404
United Utilities Group	31,375		484,740
Vodafone Group	1,195,476		4,210,432
Weir Group	9,166		231,676
Whitbread	8,082		608,424
William Hill	40,472		229,577
WM Morrison Supermarkets	98,998		266,737
Wolseley	11,833		687,002
WPP	58,702		1,294,118
			115,734,502
United States--.1%
Transocean	17,063		274,515
Total Common Stocks
(cost $499,452,078)			558,167,121

Preferred Stocks--.6%
Germany
Bayerische Motoren Werke	2,457		208,563
Fuchs Petrolub	2,998		123,581
Henkel & Co.	7,964		913,887
Porsche Automobil Holding	6,890		579,514
Volkswagen	7,362		1,648,893
Total Preferred Stocks
(cost $2,246,514)			3,474,438
	Number of
Rights--.0%	Rights		Value ($)
Australia--.0%
APA Group	11,935	a	14,266
Spain--.0%
ACS Actividades de Construccion y Servicios	7,646	a	3,888
Banco Popular Espanol	77,172	a	1,395
Banco Santander	534,732	a	81,573
			86,856
Total Rights
(cost $106,024)			101,122
	Principal

Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.05%, 6/4/15
(cost $1,124,813)	1,125,000 [d]	1,124,934

Other Investment--2.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $14,619,445)	14,619,445 [e]	14,619,445

Total Investments (cost $517,548,874)	101.6%	577,487,060
Liabilities, Less Cash and Receivables	(1.6%)	(8,853,702)
Net Assets	100.0%	568,633,358

BR-Bearer Certificate
CDI-Chess Depository Interest
PC-Participation Certificate
REIT-Real Estate Investment Trust
RSP-Risparmio (Savings) Shares
SDR-Swedish Depository Receipts
STRIP-Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b	The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors. At January 31, 2015, the value of these securities amounted to $13 or less than .01% of net assets.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities were valued at $213,794 or 0.04% of net assets.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $59,938,186 of which $117,114,319 related to appreciated investment securities and $57,176,133 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.0
Consumer Discretionary	12.4
Industrial	12.4
Consumer Staples	11.5
Health Care	11.2
Materials	7.4
Energy	5.3
Telecommunication Services	5.1
Information Technology	4.7
Utilities	3.8
Short-Term/Money Market Investments	2.8
101.6

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2015 ($)
Financial Futures Long
ASX SPI 200 Index	7	755,029	March 2015	26,069
Euro STOXX 50	53	2,005,706	March 2015	31,814
FTSE 100 Index	19	1,919,117	March 2015	17,008
TOPIX	12	1,445,457	March 2015	28,046
				102,937

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
2/4/2015	a	868,165	676,040	675,867	(173)
3/18/2015	b	803,400	650,901	623,533	(27,368)
3/18/2015	c	782,476	634,474	607,293	(27,181)
3/18/2015	d	1,464,000	1,190,500	1,136,236	(54,264)
3/18/2015	e	1,257,110	1,013,423	975,665	(37,758)
3/18/2015	f	988,388	813,047	767,105	(45,942)

British Pound,
Expiring:
2/3/2015	a	1,398,770	2,100,812	2,106,835	6,023
3/18/2015	a	269,424	422,268	405,676	(16,592)
3/18/2015	b	784,836	1,210,831	1,181,742	(29,089)
3/18/2015	c	1,410,194	2,185,803	2,123,354	(62,449)
3/18/2015	d	4,259,911	6,456,279	6,414,225	(42,054)
3/18/2015	e	455,400	708,840	685,704	(23,136)
3/18/2015	g	673,559	1,055,726	1,014,189	(41,537)

Danish Krone,
Expiring
2/3/2015	a	1,075,795	163,076	163,374	298

Euro,
Expiring:
2/3/2015	a	2,506,531	2,828,495	2,832,367	3,872
2/4/2015	a	312,103	352,196	352,675	479
3/18/2015	c	1,744,177	2,111,054	1,971,742	(139,312)
3/18/2015	d	2,647,361	3,146,489	2,992,765	(153,724)
3/18/2015	e	565,700	686,480	639,507	(46,973)
3/18/2015	g	899,101	1,114,697	1,016,408	(98,289)
3/18/2015	h	4,404,967	5,189,553	4,979,688	(209,865)

Hong Kong Dollar,
Expiring
2/3/2015	a	2,629,145	339,098	339,144	46

Israeli Shekel,
Expiring
2/3/2015	b	274,482	69,817	69,817	-

Japanese Yen,
Expiring:
2/4/2015	a	220,749,781	1,879,296	1,879,841	545

3/18/2015	b	165,811,997	1,401,584	1,412,763	11,179
3/18/2015	c	256,697,406	2,185,612	2,187,131	1,519
3/18/2015	d	530,138,838	4,468,212	4,516,925	48,713
3/18/2015	e	84,670,000	706,885	721,411	14,526

New Zealand Dollar,
Expiring
2/4/2015	a	39,506	28,671	28,743	72

Norwegian Krone,
Expiring
2/3/2015	a	1,029,121	132,781	133,204	423

Singapore Dollar,
Expiring
2/4/2015	a	145,251	107,346	107,370	24

Swedish Krona,
Expiring
2/3/2015	a	2,746,063	331,953	331,883	(70)

Swiss Franc,
Expiring
2/3/2015	a	828,011	899,963	901,776	1,813

Sales:			Proceeds ($)
Australian Dollar,
Expiring:
3/18/2015	b	151,866	122,566	117,866	4,700
3/18/2015	c	1,564,714	1,279,997	1,214,402	65,595
3/18/2015	d	1,171,400	955,512	909,144	46,368
3/18/2015	i	1,575,831	1,223,816	1,223,030	786
3/18/2015	j	135,100	108,737	104,854	3,883

British Pound,
Expiring:
3/18/2015	b	577,124	899,934	868,986	30,948
3/18/2015	c	2,512,998	3,822,827	3,783,866	38,961
3/18/2015	d	1,249,000	1,953,572	1,880,642	72,930
3/18/2015	e	326,100	501,463	491,015	10,448
3/18/2015	i	2,090,879	3,139,402	3,148,274	(8,872)
3/18/2015	j	129,700	197,579	195,292	2,287

Euro,
Expiring:
2/3/2015	b	62,180	69,817	70,263	(446)
3/18/2015	b	489,542	590,545	553,414	37,131
3/18/2015	c	3,479,387	4,055,961	3,933,346	122,615
3/18/2015	d	1,844,900	2,295,840	2,085,606	210,234
3/18/2015	h	94,600	117,307	106,943	10,364

3/18/2015	i	3,018,600	3,407,607	3,412,440	(4,833)
3/18/2015	j	156,800	187,134	177,258	9,876

Japanese Yen,
Expiring:
3/18/2015	b	56,345,000	469,059	480,074	(11,015)
3/18/2015	c	337,655,250	2,879,682	2,876,913	2,769
3/18/2015	d	71,030,000	599,228	605,194	(5,966)
3/18/2015	e	137,500,000	1,178,341	1,171,537	6,804
3/18/2015	i	294,410,692	2,507,469	2,508,458	(989)
3/18/2015	j	14,075,000	117,644	119,924	(2,280)

Gross Unrealized Appreciation	766,231
Gross Unrealized Depreciation	(1,090,177)

Counterparties:
a	HSBC
b	Bank of America
c	Citigroup
d	Royal Bank of Canada
e	UBS
f	Westpac Bank
g	JP Morgan Chase Bank
h	Goldman Sachs International
i	Bank of Montreal
j	Deutsche Bank

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs		Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	-	274,515	++	-		274,515
Equity Securities - Foreign Common Stocks+	-	557,892,593	++	13	++	557,892,606
Equity Securities - Foreign Preferred Stocks+	-	3,474,438	++	-		3,474,438
Mutual Funds	14,619,445	-		-		14,619,445
U.S. Treasury	-	1,124,934		-		1,124,934
Rights+	-	101,122		-		101,122
Other Financial Instruments:
Financial Futures+++	102,937	-		-		102,937
Forward Foreign Currency Exchange Contracts+++	-	766,231		-		766,231
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(1,090,177		-		(1,090,177)
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.

+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2015 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Automobiles & Components--1.0%
BorgWarner	34,014		1,837,096
Delphi Automotive	45,057		3,096,768
Ford Motor	592,235		8,711,777
General Motors	207,679		6,774,489
Goodyear Tire & Rubber	39,972		968,921
Harley-Davidson	33,461		2,064,544
Johnson Controls	101,928		4,736,594
			28,190,189
Banks--5.5%
Bank of America	1,616,700		24,493,005
BB&T	110,113		3,885,888
Citigroup	465,660		21,862,737
Comerica	27,913		1,158,390
Fifth Third Bancorp	124,158		2,147,933
Hudson City Bancorp	75,009		672,831
Huntington Bancshares	121,163		1,214,053
JPMorgan Chase & Co.	574,783		31,256,700
KeyCorp	137,421		1,785,099
M&T Bank	20,366		2,304,617
People's United Financial	51,257	a	721,186
PNC Financial Services Group	80,973		6,845,457
Regions Financial	206,736		1,798,603
SunTrust Banks	79,367		3,049,280
U.S. Bancorp	274,724		11,513,683
Wells Fargo & Co.	725,913		37,689,403
Zions Bancorporation	33,099		793,052
			153,191,917
Capital Goods--7.3%
3M	98,438		15,976,487
Allegion	15,171		819,386
AMETEK	36,831		1,764,205
Boeing	101,810		14,800,120
Caterpillar	93,158		7,449,845
Cummins	26,368		3,677,281
Danaher	94,073		7,749,734
Deere & Co.	54,835		4,671,394
Dover	26,149		1,831,476
Eaton	73,933		4,664,433
Emerson Electric	108,353		6,169,620
Fastenal	40,842	a	1,813,385
Flowserve	19,893		1,083,970
Fluor	24,629		1,319,868
General Dynamics	48,444		6,453,225
General Electric	1,544,170		36,890,221
Honeywell International	120,179		11,748,699

Illinois Tool Works	56,064		5,218,998
Ingersoll-Rand	41,300		2,742,320
Jacobs Engineering Group	18,643	b	710,298
Joy Global	15,730		659,716
L-3 Communications Holdings	13,669		1,682,927
Lockheed Martin	41,322		7,783,825
Masco	54,904		1,363,815
Northrop Grumman	30,892		4,848,499
PACCAR	54,950		3,303,044
Pall	16,831		1,628,568
Parker Hannifin	23,043		2,683,588
Pentair	27,944		1,727,219
Precision Castparts	21,815		4,365,181
Quanta Services	33,287	b	881,440
Raytheon	47,193		4,721,660
Rockwell Automation	21,514		2,343,305
Rockwell Collins	19,828		1,697,673
Roper Industries	15,413		2,378,842
Snap-on	8,890		1,179,792
Stanley Black & Decker	24,725		2,315,496
Textron	43,549		1,853,445
United Rentals	15,519	b	1,285,749
United Technologies	130,222		14,946,881
W.W. Grainger	9,129		2,152,983
Xylem	26,291		896,523
			204,255,136
Commercial & Professional Services--.6%
ADT	25,069	a	862,374
Cintas	14,753		1,161,061
Dun & Bradstreet	5,080		584,759
Equifax	18,254		1,541,733
Nielsen	49,473		2,155,044
Pitney Bowes	33,134		794,553
Republic Services	37,530		1,489,190
Robert Half International	21,748		1,262,689
Stericycle	13,568	b	1,781,343
Tyco International	64,705		2,640,611
Waste Management	64,827		3,334,053
			17,607,410
Consumer Durables & Apparel--1.3%
Coach	42,482		1,579,906
D.R. Horton	48,467		1,188,411
Fossil Group	7,121	b	696,434
Garmin	19,207		1,005,679
Harman International Industries	9,928		1,286,967
Hasbro	16,767	a	920,844
Leggett & Platt	21,061		897,830
Lennar, Cl. A	28,095		1,261,746
Mattel	51,402		1,382,714
Michael Kors Holdings	31,602	b	2,237,106
Mohawk Industries	9,190	b	1,516,718
Newell Rubbermaid	43,211		1,593,190

NIKE, Cl. B	107,085		9,878,591
PulteGroup	51,608		1,062,609
PVH	12,256		1,351,347
Ralph Lauren	9,021		1,505,515
Under Armour, Cl. A	26,290	b	1,894,983
VF	54,488		3,779,833
Whirlpool	12,211		2,430,966
			37,471,389
Consumer Services--1.7%
Carnival	70,979		3,120,237
Chipotle Mexican Grill	4,798	b	3,405,812
Darden Restaurants	21,127		1,296,775
H&R Block	43,097		1,477,365
Marriott International, Cl. A	33,670		2,508,415
McDonald's	149,455		13,815,620
Royal Caribbean Cruises	26,551		2,005,928
Starbucks	115,148		10,078,904
Starwood Hotels & Resorts
Worldwide	27,425	c	1,973,777
Wyndham Worldwide	19,557		1,638,681
Wynn Resorts	12,968		1,918,616
Yum! Brands	66,933		4,837,917
			48,078,047
Diversified Financials--5.0%
Affiliated Managers Group	8,298	b	1,705,405
American Express	136,624		11,024,191
Ameriprise Financial	28,184		3,521,309
Bank of New York Mellon	175,950		6,334,200
Berkshire Hathaway, Cl. B	280,419	b	40,355,098
BlackRock	19,602		6,674,677
Capital One Financial	85,552		6,263,262
Charles Schwab	175,890		4,569,622
CME Group	49,259		4,201,793
Discover Financial Services	69,352		3,771,362
E*TRADE Financial	47,061	b	1,084,756
Franklin Resources	59,829		3,082,988
Goldman Sachs Group	62,186		10,721,488
Intercontinental Exchange	17,496		3,599,452
Invesco	64,933		2,384,989
Legg Mason	16,388		908,551
Leucadia National	50,704		1,149,460
McGraw-Hill Financial	42,031		3,759,253
Moody's	28,327		2,587,105
Morgan Stanley	234,215		7,918,809
NASDAQ OMX Group	19,205		875,748
Navient	64,265		1,268,591
Northern Trust	33,276		2,175,585
State Street	63,886		4,568,488
T. Rowe Price Group	40,201		3,164,623
			137,670,805
Energy--8.1%
Anadarko Petroleum	77,591		6,343,064

Apache	59,269		3,708,461
Baker Hughes	67,137		3,893,275
Cabot Oil & Gas	65,501		1,735,777
Cameron International	29,089	b	1,302,605
Chesapeake Energy	77,132		1,479,392
Chevron	290,649		29,800,242
Cimarex Energy	13,930		1,437,576
ConocoPhillips	189,005		11,903,535
CONSOL Energy	37,022		1,071,787
Denbury Resources	59,315	a	409,274
Devon Energy	59,638		3,594,382
Diamond Offshore Drilling	8,607	a	271,379
Ensco, Cl. A	37,589		1,053,996
EOG Resources	84,327		7,507,633
EQT	22,625		1,684,205
Exxon Mobil	651,306		56,937,171
FMC Technologies	36,831	b	1,380,426
Halliburton	129,696		5,186,543
Helmerich & Payne	17,332		1,032,294
Hess	39,264		2,649,927
Kinder Morgan	260,805		10,706,045
Marathon Oil	101,987		2,712,854
Marathon Petroleum	42,810		3,963,778
Murphy Oil	24,395		1,095,579
Nabors Industries	44,761		515,199
National Oilwell Varco	66,881		3,640,333
Newfield Exploration	22,823	b	679,669
Noble	41,054	a	665,896
Noble Energy	56,921		2,717,409
Occidental Petroleum	118,975		9,518,000
ONEOK	33,331		1,467,564
Phillips 66	84,786		5,962,152
Pioneer Natural Resources	22,669		3,412,365
QEP Resources	28,011		566,382
Range Resources	26,647		1,232,957
Schlumberger	197,683		16,287,102
Southwestern Energy	51,961	b	1,288,113
Spectra Energy	104,130		3,482,107
Tesoro	20,121		1,644,489
Transocean	54,559	a	889,312
Valero Energy	79,651		4,211,945
Williams	104,712		4,592,668
			225,634,862
Food & Staples Retailing--2.5%
Costco Wholesale	67,165		9,603,923
CVS Health	176,110		17,286,958
Kroger	75,127		5,187,519
Sysco	91,032		3,565,723
Wal-Mart Stores	242,705		20,625,071
Walgreens Boots Alliance	133,484		9,844,445
Whole Foods Market	54,293		2,828,394
			68,942,033

Food, Beverage & Tobacco--5.3%
Altria Group	303,566		16,119,355
Archer-Daniels-Midland	100,986		4,708,977
Brown-Forman, Cl. B	23,471		2,085,868
Campbell Soup	28,353		1,296,866
Coca-Cola	605,943		24,946,673
Coca-Cola Enterprises	33,754		1,421,043
ConAgra Foods	67,129		2,378,380
Constellation Brands, Cl. A	25,274	b	2,791,513
Dr. Pepper Snapple Group	29,955		2,314,623
General Mills	92,377		4,847,945
Hershey	22,945		2,345,208
Hormel Foods	19,643		1,006,114
J.M. Smucker	16,104		1,661,128
Kellogg	39,410		2,584,508
Keurig Green Mountain	18,786		2,302,412
Kraft Foods Group	90,160		5,891,054
Lorillard	55,964		3,671,798
McCormick & Co.	20,030		1,429,942
Mead Johnson Nutrition	30,723		3,025,908
Molson Coors Brewing, Cl. B	24,957		1,894,985
Mondelez International, Cl. A	258,506		9,109,751
Monster Beverage	22,130	b	2,588,103
PepsiCo	230,000		21,569,400
Philip Morris International	238,739		19,156,417
Reynolds American	48,576		3,300,739
Tyson Foods, Cl. A	43,755		1,708,195
			146,156,905
Health Care Equipment & Services--4.8%
Abbott Laboratories	231,085		10,343,365
Aetna	53,803		4,940,191
AmerisourceBergen	32,095		3,050,630
Anthem	41,314		5,575,737
Baxter International	83,016		5,836,855
Becton Dickinson & Co.	29,340		4,051,267
Boston Scientific	208,633	b	3,089,855
C.R. Bard	11,681		1,997,801
Cardinal Health	50,579		4,207,667
CareFusion	31,010	b	1,838,893
Cerner	47,845	b	3,174,516
Cigna	39,979		4,270,957
DaVita HealthCare Partners	26,992	b	2,026,020
DENTSPLY International	21,622		1,081,641
Edwards Lifesciences	16,133	b	2,022,272
Express Scripts Holding	112,934	b	9,114,903
HCA Holdings	46,667	b	3,304,024
Humana	23,755		3,478,682
Intuitive Surgical	5,664	b	2,800,735
Laboratory Corporation of America
Holdings	13,091	b	1,502,585
McKesson	35,682		7,587,777
Medtronic	217,684		15,542,662

Patterson	11,984		600,279
Quest Diagnostics	22,426		1,593,816
St. Jude Medical	43,175		2,843,937
Stryker	46,500		4,233,825
Tenet Healthcare	16,340	b	690,855
UnitedHealth Group	147,414		15,662,737
Universal Health Services, Cl. B	13,429		1,376,875
Varian Medical Systems	15,850	b	1,467,076
Zimmer Holdings	25,586		2,868,191
			132,176,626
Household & Personal Products--2.0%
Avon Products	67,707		524,052
Clorox	20,209		2,156,502
Colgate-Palmolive	131,424		8,873,748
Estee Lauder, Cl. A	35,428		2,500,863
Kimberly-Clark	57,070		6,161,277
Procter & Gamble	415,491		35,021,736
			55,238,178
Insurance--2.6%
ACE	50,800		5,484,368
Aflac	70,048		3,998,340
Allstate	65,257		4,554,286
American International Group	214,918		10,503,043
Aon	44,321		3,991,106
Assurant	9,858		626,082
Chubb	36,594		3,582,553
Cincinnati Financial	22,607		1,141,880
Genworth Financial, Cl. A	80,562	b	562,323
Hartford Financial Services Group	65,120		2,533,168
Lincoln National	41,010		2,049,680
Loews	47,840		1,830,358
Marsh & McLennan	82,740		4,448,930
MetLife	174,814		8,128,851
Principal Financial Group	40,997		1,923,989
Progressive	82,631		2,144,274
Prudential Financial	70,166		5,324,196
Torchmark	20,403		1,021,578
Travelers	50,729		5,215,956
Unum Group	36,918		1,146,673
XL Group	37,835		1,304,929
			71,516,563
Materials--3.1%
Air Products & Chemicals	29,404		4,281,516
Airgas	10,791		1,215,498
Alcoa	182,377		2,854,200
Allegheny Technologies	18,249		520,644
Avery Dennison	13,938		728,539
Ball	21,809		1,381,164
CF Industries Holdings	7,602		2,321,499
Dow Chemical	170,475		7,698,651
E.I. du Pont de Nemours & Co.	139,026		9,900,041
Eastman Chemical	23,370		1,656,699

Ecolab	41,294		4,285,078
FMC	21,628		1,243,610
Freeport-McMoRan	162,034		2,723,792
International Flavors & Fragrances	12,462		1,322,343
International Paper	64,500		3,396,570
LyondellBasell Industries, Cl. A	63,594		5,029,649
Martin Marietta Materials	8,941		963,303
MeadWestvaco	24,188		1,216,173
Monsanto	74,489		8,788,212
Mosaic	47,402		2,308,003
Newmont Mining	73,416		1,846,412
Nucor	47,999		2,095,156
Owens-Illinois	26,619	b	621,554
PPG Industries	20,996		4,679,588
Praxair	44,620		5,380,726
Sealed Air	30,981		1,254,730
Sherwin-Williams	12,449		3,377,040
Sigma-Aldrich	18,661		2,566,261
Vulcan Materials	21,115		1,488,819
			87,145,470
Media--3.3%
Cablevision Systems (NY Group),
Cl. A	33,833		640,120
CBS, Cl. B	72,859		3,993,402
Comcast, Cl. A	395,951		21,042,816
DIRECTV	77,284	b	6,590,780
Discovery Communications, Cl. A	24,298	b	704,278
Discovery Communications, Cl. C	40,121	b	1,118,573
Gannett	36,017		1,116,887
Interpublic Group of Companies	61,169		1,219,710
News Corp., Cl. A	80,582	b	1,199,866
Omnicom Group	38,351		2,791,953
Scripps Networks Interactive, Cl.
A	15,955		1,134,241
Time Warner	128,696		10,029,279
Time Warner Cable	42,976		5,850,323
Twenty-First Century Fox, Cl. A	285,334		9,461,675
Viacom, Cl. B	56,474		3,638,055
Walt Disney	239,761		21,808,661
			92,340,619
Pharmaceuticals, Biotech & Life Sciences--9.8%
AbbVie	244,745		14,770,361
Actavis	40,679	b	10,842,581
Agilent Technologies	50,005		1,888,689
Alexion Pharmaceuticals	30,362	b	5,563,533
Allergan	45,709		10,022,155
Amgen	116,876		17,795,540
Biogen Idec	36,257	b	14,109,774
Bristol-Myers Squibb	254,780		15,355,591
Celgene	122,657	b	14,615,808
Eli Lilly & Co.	150,373		10,826,856
Endo International	23,636	b	1,881,662

Gilead Sciences	231,857	b	24,305,569
Hospira	26,634	b	1,689,395
Johnson & Johnson	430,457		43,105,964
Mallinckrodt	18,480	b	1,958,695
Merck & Co.	438,200		26,414,696
Mylan	58,082	b	3,087,058
PerkinElmer	17,539		801,708
Perrigo Company	21,442		3,253,609
Pfizer	968,648		30,270,250
Regeneron Pharmaceuticals	11,352	b	4,729,924
Thermo Fisher Scientific	61,556		7,707,427
Vertex Pharmaceuticals	36,783	b	4,051,280
Waters	12,580	b	1,497,649
Zoetis	76,301		3,260,342
			273,806,116
Real Estate--2.6%
American Tower	60,725	c	5,887,289
Apartment Investment & Management,
Cl. A	22,586	c	900,278
AvalonBay Communities	20,685	c	3,578,298
Boston Properties	23,685	c	3,287,478
CBRE Group, Cl. A	44,192	b	1,429,169
Crown Castle International	51,021		4,413,827
Equity Residential	55,378	c	4,297,887
Essex Property Trust	10,060	c	2,274,063
General Growth Properties	96,874	c	2,923,657
HCP	69,857	c	3,303,538
Health Care	51,136	c	4,190,595
Host Hotels & Resorts	116,998	c	2,678,084
Iron Mountain	29,029		1,156,515
Kimco Realty	61,216	c	1,692,622
Macerich	21,721	c	1,868,223
Plum Creek Timber	27,112	c	1,207,026
Prologis	76,098	c	3,435,064
Public Storage	22,532	c	4,525,327
Simon Property Group	47,823	c	9,500,517
Ventas	49,241	c	3,929,924
Vornado Realty Trust	27,638	c	3,052,341
Weyerhaeuser	79,211	c	2,839,714
			72,371,436
Retailing--4.5%
Amazon.com	58,332	b	20,680,444
AutoNation	11,051	b	658,861
AutoZone	4,954	b	2,957,340
Bed Bath & Beyond	28,395	b	2,123,094
Best Buy	43,424		1,528,525
CarMax	32,343	b	2,008,500
Dollar General	46,176	b	3,096,563
Dollar Tree	30,888	b	2,196,137
Expedia	15,284		1,313,354
Family Dollar Stores	13,963		1,062,584
GameStop, Cl. A	14,788	a	521,277

Gap	42,299		1,742,296
Genuine Parts	23,588		2,192,269
Home Depot	202,516		21,146,721
Kohl's	30,880		1,844,154
L Brands	38,075		3,222,287
Lowe's	149,296		10,116,297
Macy's	53,490		3,416,941
Netflix	9,506	b	4,199,751
Nordstrom	21,440		1,633,728
O'Reilly Automotive	16,071	b	3,011,063
PetSmart	14,504		1,185,049
Priceline Group	8,057	b	8,133,380
Ross Stores	33,030		3,029,181
Staples	95,423		1,626,962
Target	98,016		7,214,958
The TJX Companies	106,008		6,990,168
Tiffany & Co.	17,877		1,548,863
Tractor Supply	21,214		1,721,940
TripAdvisor	17,759	b	1,190,031
Urban Outfitters	15,452	b	538,657
			123,851,375
Semiconductors & Semiconductor Equipment--2.3%
Altera	46,481		1,530,387
Analog Devices	48,482		2,526,155
Applied Materials	186,361		4,256,485
Avago Technologies	38,636		3,974,872
Broadcom, Cl. A	82,051		3,481,834
First Solar	11,591	b	490,531
Intel	743,236		24,556,517
KLA-Tencor	25,943		1,594,716
Lam Research	25,399		1,941,500
Linear Technology	36,338		1,633,030
Microchip Technology	29,485	a	1,329,774
Micron Technology	164,375	b	4,810,434
NVIDIA	81,385		1,562,999
Texas Instruments	162,543		8,687,923
Xilinx	42,027		1,621,192
			63,998,349
Software & Services--10.0%
Accenture, Cl. A	96,560		8,113,937
Adobe Systems	72,520	b	5,085,828
Akamai Technologies	27,865	b	1,620,489
Alliance Data Systems	10,077	b	2,910,540
Autodesk	35,674	b	1,926,574
Automatic Data Processing	73,842		6,094,180
CA	47,554		1,440,886
Citrix Systems	25,516	b	1,512,078
Cognizant Technology Solutions,
Cl. A	95,045	b	5,144,786
Computer Sciences	22,357		1,356,623
eBay	173,470	b	9,193,910
Electronic Arts	49,238	b	2,701,197

Facebook, Cl. A	321,387	b	24,396,487
Fidelity National Information
Services	44,100		2,753,163
Fiserv	37,639	b	2,729,957
Google, Cl. A	43,810	b	23,550,066
Google, Cl. C	43,769	b	23,395,406
International Business Machines	141,455		21,686,466
Intuit	44,868		3,895,440
MasterCard, Cl. A	150,463		12,342,480
Microsoft	1,267,808		51,219,443
Oracle	497,145		20,825,404
Paychex	51,848		2,346,640
Red Hat	29,561	b	1,885,696
salesforce.com	89,827	b	5,070,734
Symantec	106,772		2,644,742
Teradata	22,076	a,b	983,707
Total System Services	27,248		963,762
VeriSign	16,174	a,b	881,160
Visa, Cl. A	75,052		19,131,505
Western Union	79,127		1,345,159
Xerox	170,340		2,243,378
Yahoo!	135,573	b	5,963,856
			277,355,679
Technology Hardware & Equipment--6.8%
Amphenol, Cl. A	47,705		2,562,236
Apple	902,223		105,704,447
Cisco Systems	785,860		20,719,199
Corning	199,435		4,740,570
EMC	313,130		8,119,461
F5 Networks	11,439	b	1,276,821
FLIR Systems	21,125		637,975
Harris	15,193		1,019,906
Hewlett-Packard	286,485		10,350,703
Juniper Networks	61,048		1,387,621
Motorola Solutions	33,570		2,095,104
NetApp	46,677		1,764,391
QUALCOMM	255,463		15,956,219
SanDisk	33,580		2,549,058
Seagate Technology	50,603		2,856,033
TE Connectivity	63,800		4,235,682
Western Digital	33,337		3,241,357
			189,216,783
Telecommunication Services--2.3%
AT&T	797,344		26,248,564
CenturyLink	90,086		3,348,497
Frontier Communications	159,972		1,074,212
Level 3 Communications	44,267	b	2,201,841
Verizon Communications	637,960		29,161,152
Windstream Holdings	92,271	a	733,554
			62,767,820
Transportation--2.1%
C.H. Robinson Worldwide	22,929		1,633,003

CSX	152,388		5,074,520
Delta Air Lines	128,217		6,065,946
Expeditors International of
Washington	29,107		1,271,394
FedEx	40,535		6,854,874
Kansas City Southern	17,327		1,907,529
Norfolk Southern	47,360		4,829,299
Ryder System	7,995		661,906
Southwest Airlines	103,788		4,689,142
Union Pacific	136,577		16,008,190
United Parcel Service, Cl. B	107,004		10,576,275
			59,572,078
Utilities--3.4%
AES	105,234		1,285,959
AGL Resources	18,391		1,036,885
Ameren	37,509		1,698,408
American Electric Power	76,016		4,774,565
CenterPoint Energy	63,404		1,463,998
CMS Energy	40,488		1,527,612
Consolidated Edison	46,123		3,195,401
Dominion Resources	89,852		6,908,720
DTE Energy	27,799		2,492,458
Duke Energy	108,838		9,484,143
Edison International	50,444		3,437,759
Entergy	28,592		2,502,086
Exelon	131,507		4,739,512
FirstEnergy	64,725		2,610,359
Integrys Energy Group	13,074		1,060,301
NextEra Energy	67,166		7,337,214
NiSource	50,286		2,175,372
Northeast Utilities	47,757		2,654,334
NRG Energy	53,105		1,309,569
Pepco Holdings	41,023		1,126,081
PG&E	72,580		4,268,430
Pinnacle West Capital	17,561		1,232,431
PPL	101,338		3,597,499
Public Service Enterprise Group	76,999		3,286,317
SCANA	20,873	a	1,331,071
Sempra Energy	36,004		4,029,568
Southern	138,462		7,022,793
TECO Energy	36,163		771,357
Wisconsin Energy	34,910		1,946,931
Xcel Energy	79,523		2,984,498
			93,291,631
Total Common Stocks
(cost $1,060,049,416)			2,721,847,416
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.06%, 6/4/15
(cost $3,049,407)	3,050,000	[d]	3,049,820

Other Investment--1.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $52,969,029)	52,969,029 [e]	52,969,029
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,170,606)	6,170,606 [e]	6,170,606
Total Investments (cost $1,122,238,458)	100.1%	2,784,036,871
Liabilities, Less Cash and Receivables	(.1%)	(2,569,156)
Net Assets	100.0%	2,781,467,715

a	Security, or portion thereof, on loan. At January 31, 2015, the value of the fund's securities on loan was $11,945,692 and the value of the collateral held by the fund was $12,367,977, consisting of cash collateral of $6,170,606 and
U.S. Government and Agency securities valued at $6,197,371.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $1,661,798,413 of which $1,686,621,203 related to appreciated investment securities and $24,822,790 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	10.0
Pharmaceuticals, Biotech & Life Sciences	9.8
Energy	8.1
Capital Goods	7.3
Technology Hardware & Equipment	6.8
Banks	5.5
Food, Beverage & Tobacco	5.3
Diversified Financials	5.0
Health Care Equipment & Services	4.8
Retailing	4.5
Utilities	3.4
Media	3.3
Materials	3.1
Insurance	2.6
Real Estate	2.6
Food & Staples Retailing	2.5
Semiconductors & Semiconductor Equipment	2.3
Telecommunication Services	2.3
Short-Term/Money Market Investments	2.2
Transportation	2.1
Household & Personal Products	2.0
Consumer Services	1.7
Consumer Durables & Apparel	1.3

Automobiles & Components	1.0
Commercial & Professional Services	.6
100.1

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2015	($)
Financial Futures Long
Standard & Poor's 500 E-mini	581	57,763,020	March 2015	(831,669)

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,714,581,442	-	-	2,714,581,442
Equity Securities - Foreign Common Stocks+	7,265,974	-	-	7,265,974
Mutual Funds	59,139,635	-	-	59,139,635
U.S. Treasury	-	3,049,820	-	3,049,820
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(831,669)	-	-	(831,669)
+ See Statement of Investments for additional detailed categorizations.

++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
January 31, 2015 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Automobiles & Components--.6%
Dorman Products	78,281	a,b	3,579,790
Drew Industries	57,280	b	2,880,038
Standard Motor Products	53,229		1,940,729
Superior Industries International	30,050		548,413
Winnebago Industries	66,696		1,326,583
			10,275,553
Banks--8.4%
Astoria Financial	226,837		2,774,217
Bank Mutual	165,021		1,051,184
Bank of the Ozarks	155,517		5,043,416
Banner	65,139		2,630,313
BBCN Bancorp	185,555		2,402,937
BofI Holding	29,392	b	2,479,509
Boston Private Financial Holdings	253,456		2,788,016
Brookline Bancorp	126,998		1,219,181
Cardinal Financial	55,292		984,751
Central Pacific Financial	70,980		1,489,160
City Holding	37,313	a	1,579,459
Columbia Banking System	121,171		3,081,379
Community Bank System	92,193		3,100,451
CVB Financial	284,178		4,151,841
Dime Community Bancshares	49,857		735,889
F.N.B.	415,507		4,986,084
First BanCorp	336,333	b	1,846,468
First Commonwealth Financial	283,544		2,237,162
First Financial Bancorp	153,551		2,536,663
First Financial Bankshares	158,776	a	3,921,767
First Midwest Bancorp	221,187		3,406,280
Glacier Bancorp	214,617		4,779,521
Hanmi Financial	107,588		2,136,698
Home BancShares	134,888		3,995,383
Independent Bank	47,972		1,814,781
LegacyTexas Financial Group	105,269		2,086,432
MB Financial	162,487		4,616,256
National Penn Bancshares	359,055		3,482,834
NBT Bancorp	91,610		2,107,946
Northwest Bancshares	219,534		2,590,501
OFG Bancorp	117,146	a	1,886,051
Old National Bancorp	311,789		4,181,090
Oritani Financial	136,475		1,925,662
Pinnacle Financial Partners	101,121		3,634,289
PrivateBancorp	200,198		6,074,007
Provident Financial Services	162,688		2,824,264
S&T Bancorp	97,849		2,689,869
Simmons First National, Cl. A	54,265		2,030,596
Southside Bancshares	57,006		1,556,264
Sterling Bancorp	180,094		2,373,639
Susquehanna Bancshares	459,246		5,791,092
Texas Capital Bancshares	110,843	b	4,527,937
Tompkins Financial	20,235		1,037,448

TrustCo Bank	184,658		1,187,351
UMB Financial	91,057		4,418,086
United Bankshares	153,943		5,204,813
United Community Banks	135,541		2,373,323
Westamerica Bancorporation	64,820	a	2,636,878
Wilshire Bancorp	169,402		1,541,558
Wintrust Financial	123,525		5,369,632
			145,320,328
Capital Goods--9.7%
AAON	125,576		2,738,813
AAR	100,018		2,866,516
Aceto	66,875		1,297,375
Actuant, Cl. A	159,069		3,676,085
Aegion	91,284	b	1,398,471
AeroVironment	36,172	b	925,642
Albany International, Cl. A	81,615		2,785,520
American Science & Engineering	13,519		627,282
American Woodmark	41,178	b	1,693,651
Apogee Enterprises	69,254		2,995,928
Applied Industrial Technologies	94,836		3,834,220
Astec Industries	46,089		1,638,925
AZZ	57,589		2,429,680
Barnes Group	124,422		4,273,896
Briggs & Stratton	147,606		2,717,427
CIRCOR International	47,937		2,367,608
Comfort Systems USA	103,809		1,728,420
Cubic	47,076		2,461,604
Curtiss-Wright	129,134		8,591,285
DXP Enterprises	28,587	b	1,172,639
Dycom Industries	84,214	b	2,594,633
EMCOR Group	173,425		6,999,433
Encore Wire	54,756		1,677,176
EnerSys	126,861		7,406,145
Engility Holdings	48,451	b	1,933,195
EnPro Industries	52,041	a	3,087,593
ESCO Technologies	83,803		3,018,584
Federal Signal	191,280		2,920,846
Franklin Electric	92,574		3,166,957
GenCorp	142,255	a,b	2,389,884
General Cable	131,907		1,509,016
Gibraltar Industries	67,653	b	1,024,266
Griffon	120,012		1,762,976
Hillenbrand	162,403		5,101,078
John Bean Technologies	83,222		2,512,472
Kaman	62,967		2,394,005
Lindsay	37,246	a	3,218,799
Lydall	49,238	b	1,356,507
Moog, Cl. A	111,304	b	7,824,671
Mueller Industries	138,050		4,333,390
National Presto Industries	9,225	a	581,175
Orbital Sciences	164,483	b	4,620,327
Orion Marine Group	50,589	b	461,878
PGT	82,599	b	709,525
Powell Industries	17,611		687,005
Quanex Building Products	109,758		2,066,743
Simpson Manufacturing	118,479		3,867,155
Standex International	30,246		2,119,942

TASER International	135,743	a,b	3,666,418
Teledyne Technologies	98,160	b	9,329,126
Tennant	46,071		3,004,290
Titan International	105,910	a	946,835
Toro	149,274		9,689,375
Universal Forest Products	60,167		3,011,960
Veritiv	18,766		954,626
Vicor	30,461	b	328,065
Watts Water Technologies, Cl. A	73,570		4,313,409
			168,810,467
Commercial & Professional Services--4.2%
ABM Industries	122,066		3,524,045
Brady, Cl. A	120,903		3,164,032
CDI	36,364		617,824
Exponent	34,028		2,727,004
G&K Services, Cl. A	52,956		3,712,216
Healthcare Services Group	166,387		5,242,854
Heidrick & Struggles International	36,877		817,194
Insperity	57,339		2,404,798
Interface	153,035		2,404,180
Kelly Services, Cl. A	84,461		1,427,391
Korn/Ferry International	143,007	b	4,075,700
Matthews International, Cl. A	72,253		3,347,481
Mobile Mini	109,569		3,977,355
Navigant Consulting	146,509	b	2,114,125
On Assignment	130,851	b	4,596,796
Resources Connection	104,396		1,743,413
Tetra Tech	156,083		3,594,591
The Brink's Company	147,480		3,305,027
TrueBlue	131,143	b	2,893,015
UniFirst	43,497		5,051,307
United Stationers	107,777		4,344,491
US Ecology	45,948		1,905,004
Viad	41,695		1,124,931
WageWorks	76,001	b	4,183,095
			72,297,869
Consumer Durables & Apparel--4.0%
Arctic Cat	41,737		1,403,198
Callaway Golf	148,917		1,215,163
Crocs	197,221	b	2,090,543
Ethan Allen Interiors	78,233		2,129,502
G-III Apparel Group	48,738	b	4,737,334
Helen of Troy	67,487	b	5,076,372
Iconix Brand Group	133,749	b	4,445,817
iRobot	71,546	a,b	2,257,276
La-Z-Boy	143,825		3,838,689
M/I Homes	58,256	b	1,202,404
Meritage Homes	89,988	b	3,276,463
Movado Group	55,420		1,331,743
Oxford Industries	38,198		2,136,796
Perry Ellis International	15,275	b	365,225
Quiksilver	318,458	a,b	595,516
Ryland Group	122,574		4,921,346
Skechers USA, Cl. A	108,515	b	6,548,880
Standard Pacific	379,595	b	2,664,757
Steven Madden	162,307	b	5,573,622
Sturm Ruger & Co.	49,988		2,019,515

Unifi	37,348	b	1,203,726
Universal Electronics	45,404	b	2,894,051
Wolverine World Wide	271,225		7,634,984
			69,562,922
Consumer Services--4.7%
American Public Education	54,730	b	1,837,286
Biglari Holdings	2,783	b	1,152,079
BJ's Restaurants	46,450	b	2,057,271
Bob Evans Farms	54,703	a	3,083,608
Boyd Gaming	181,231	b	2,366,877
Buffalo Wild Wings	51,342	a,b	9,155,305
Capella Education	29,091		1,977,897
Career Education	123,606	b	689,721
Cracker Barrel Old Country Store	58,051	a	7,808,440
DineEquity	41,448		4,424,574
Interval Leisure Group	110,766		2,556,479
Jack in the Box	105,558		8,950,263
Marcus	68,456		1,291,080
Marriott Vacations Worldwide	79,491		6,081,062
Monarch Casino & Resort	38,400	b	664,320
Papa John's International	72,765		4,617,667
Pinnacle Entertainment	146,619	a,b	3,100,992
Red Robin Gourmet Burgers	34,034	b	2,637,635
Regis	87,539	b	1,378,739
Ruby Tuesday	125,927	b	758,081
Ruth's Hospitality Group	110,912		1,610,442
Scientific Games, Cl. A	105,091	a,b	1,241,125
Sonic	149,562		4,527,242
Strayer Education	29,270	b	1,961,090
Texas Roadhouse	163,233		5,482,996
Universal Technical Institute	43,320		353,924
			81,766,195
Diversified Financials--3.3%
Calamos Asset Management, Cl. A	67,277		844,326
Cash America International	80,202		1,668,202
Encore Capital Group	50,836	b	1,892,116
Enova International	73,384		1,412,642
Evercore Partners, Cl. A	100,866		4,828,455
EZCORP, Cl. A	102,152	a,b	1,053,187
Financial Engines	137,292	a	4,928,783
First Cash Financial Services	78,462	b	3,901,131
FXCM, Cl. A	75,989	a	167,176
Green Dot, Cl. A	102,654	b	1,565,474
Greenhill & Co.	72,499		2,673,763
HFF, Cl. A	96,273		3,270,394
Interactive Brokers Group, Cl. A	130,418		3,994,703
Investment Technology Group	116,031	b	2,407,643
MarketAxess Holdings	104,432		7,933,699
Piper Jaffray	49,556	b	2,529,834
PRA Group	135,595	a,b	6,714,664
Virtus Investment Partners	19,193		2,603,147
World Acceptance	30,532	a,b	2,242,575
			56,631,914
Energy--3.3%
Approach Resources	87,128	a,b	546,293
Arch Coal	529,617	a	491,114
Basic Energy Services	90,847	b	534,180

Bill Barrett	130,406	b	1,330,141
Bonanza Creek Energy	83,378	b	2,174,498
Bristow Group	91,541		5,099,749
C&J Energy Services	101,157	b	1,041,917
Carrizo Oil & Gas	111,394	b	5,023,869
Cloud Peak Energy	134,641	b	914,212
Comstock Resources	131,714	a	532,125
Contango Oil & Gas	41,176	b	1,238,162
Era Group	61,168	b	1,377,503
Exterran Holdings	164,886		4,470,059
Geospace Technologies	29,863	b	716,115
Green Plains	92,148		2,157,185
Gulf Island Fabrication	35,016		580,215
GulfMark Offshore, Cl. A	65,197	a	1,286,337
Hornbeck Offshore Services	80,923	a,b	1,796,491
ION Geophysical	416,928	b	938,088
Matrix Service	76,699	b	1,472,621
Newpark Resources	252,175	b	2,178,792
Northern Oil and Gas	145,444	a,b	913,388
Paragon Offshore	224,514	a	469,234
PDC Energy	96,699	b	4,442,352
Penn Virginia	172,256	a,b	840,609
PetroQuest Energy	161,289	b	472,577
Pioneer Energy Services	185,345	b	767,328
Rex Energy	115,897	a,b	410,275
SEACOR Holdings	48,342	a,b	3,478,207
Stone Energy	148,304	b	2,088,120
Swift Energy	97,977	a,b	208,691
Synergy Resources	205,374	b	2,511,724
Tesco	108,185	a	1,107,814
TETRA Technologies	145,210	b	717,337
US Silica Holdings	140,805	a	3,548,286
			57,875,608
Food & Staples Retailing--.8%
Andersons	74,346		3,344,083
Casey's General Stores	97,296		8,883,125
SpartanNash	88,633		2,283,186
			14,510,394
Food, Beverage & Tobacco--1.8%
Alliance One International	333,748	b	350,435
B&G Foods	125,611		3,748,232
Cal-Maine Foods	71,388	a	2,502,149
Calavo Growers	27,377		1,098,091
Darling Ingredients	397,470	b	6,749,041
Diamond Foods	47,018	b	1,155,702
J&J Snack Foods	37,416		3,671,258
Sanderson Farms	58,494	a	4,677,180
Seneca Foods, Cl. A	22,294	b	576,969
Snyder's-Lance	144,276		4,196,989
Universal	60,636	a	2,435,142
			31,161,188
Health Care Equipment & Services--8.7%
Abaxis	56,193		3,454,746
ABIOMED	84,454	b	4,369,650
Air Methods	87,516	b	3,636,290
Almost Family	13,758	b	417,693
Amedisys	78,623	b	2,215,596

AMN Healthcare Services	124,131	b	2,336,145
AmSurg	120,690	b	6,659,674
Analogic	38,499		3,138,824
AngioDynamics	67,007	b	1,289,550
Anika Therapeutics	48,227	b	1,889,534
Bio-Reference Laboratories	55,869	a,b	1,873,288
Cantel Medical	84,349		3,422,039
Chemed	47,029	a	4,756,513
Computer Programs & Systems	24,403	a	1,202,092
CONMED	78,023		3,717,016
CorVel	31,789	b	1,047,130
Cross Country Healthcare	58,622	b	599,703
CryoLife	75,803		853,542
Cyberonics	62,683	b	3,483,294
Cynosure, Cl. A	36,982	b	1,117,596
Ensign Group	47,865		1,986,398
ExamWorks Group	88,509	b	3,271,293
Gentiva Health Services	57,648	b	1,119,524
Greatbatch	75,000	b	3,642,000
Haemonetics	133,757	b	5,296,777
Hanger	82,302	b	1,776,077
HealthStream	47,212	b	1,334,211
Healthways	83,531	b	1,722,409
ICU Medical	37,464	b	3,131,241
Integra LifeSciences Holdings	55,340	b	3,083,545
Invacare	78,435		1,149,073
IPC Healthcare	41,222	b	1,663,720
Kindred Healthcare	177,559		3,277,739
Landauer	29,920		836,862
LHC Group	45,193	b	1,343,136
Magellan Health	78,629	b	4,727,175
Masimo	119,402	b	3,047,139
MedAssets	162,212	b	3,002,544
Medidata Solutions	130,480	b	5,609,335
Meridian Bioscience	120,398		2,082,885
Merit Medical Systems	89,044	b	1,365,045
Molina Healthcare	74,919	b	3,814,126
MWI Veterinary Supply	32,118	b	6,091,821
Natus Medical	94,607	b	3,557,223
Neogen	88,482	b	4,079,020
NuVasive	116,837	b	5,411,890
Omnicell	100,677	b	3,204,549
PharMerica	82,941	b	1,908,472
Providence Service	29,736	b	1,159,704
Quality Systems	140,252		2,284,705
Select Medical Holdings	251,243		3,396,805
SurModics	60,829	b	1,394,201
West Pharmaceutical Services	194,742		9,602,728
			151,853,287
Household & Personal Products--.4%
Central Garden & Pet, Cl. A	103,199	b	939,111
Inter Parfums	50,373		1,266,881
Medifast	42,236	b	1,338,459
WD-40	39,322		3,226,763
			6,771,214
Insurance--2.5%
American Equity Investment Life

Holding	195,667		4,991,465
AMERISAFE	41,460		1,687,422
eHealth	42,233	b	432,466
Employers Holdings	97,538		2,028,790
HCI Group	21,692		1,002,387
Horace Mann Educators	90,463		2,756,408
Infinity Property & Casualty	27,988		1,966,717
Meadowbrook Insurance Group	69,905		580,212
Montpelier Re Holdings	100,910		3,544,968
Navigators Group	32,336	b	2,399,978
ProAssurance	133,636		5,929,429
RLI	85,473		4,009,538
Safety Insurance Group	28,939		1,792,771
Selective Insurance Group	152,070		3,926,447
Stewart Information Services	60,370		2,161,246
United Fire Group	60,477		1,689,727
United Insurance Holdings	41,653		1,017,583
Universal Insurance Holdings	81,508		1,893,431
			43,810,985
Materials--5.2%
A. Schulman	78,696		2,742,556
A.M. Castle & Co.	70,015	a,b	423,591
AK Steel Holding	438,033	a,b	1,660,145
American Vanguard	25,108		280,707
Balchem	76,835		4,069,950
Boise Cascade	86,856	b	3,512,457
Calgon Carbon	164,715	b	3,249,827
Century Aluminum	144,418	b	3,337,500
Clearwater Paper	58,781	b	4,350,970
Deltic Timber	21,708		1,356,750
Flotek Industries	113,406	b	1,833,775
FutureFuel	70,573		775,597
Glatfelter	103,789		2,373,654
Globe Specialty Metals	198,447		3,060,053
H.B. Fuller	120,461		4,956,970
Hawkins	9,943		382,905
Haynes International	24,753		963,634
Headwaters	198,039	b	2,788,389
Innophos Holdings	51,498		3,066,191
Intrepid Potash	111,348	a,b	1,482,042
Kaiser Aluminum	52,833		3,661,855
KapStone Paper and Packaging	204,871		6,119,497
Koppers Holdings	35,375		642,410
Kraton Performance Polymers	74,046	b	1,432,050
LSB Industries	40,348	b	1,260,472
Materion	63,036		2,077,036
Myers Industries	58,642		976,389
Neenah Paper	49,555		2,843,466
Olympic Steel	40,857		560,149
OM Group	82,017		2,296,476
Quaker Chemical	37,269		2,941,269
Rayonier Advanced Materials	110,665	a	1,894,585
RTI International Metals	75,424	b	1,681,955
Schweitzer-Mauduit International	78,601		3,054,435
Stepan	53,146		2,040,806
Stillwater Mining	346,195	b	4,732,486
SunCoke Energy	177,976		2,687,438

Tredegar	46,188		987,961
Wausau Paper	154,403		1,568,734
Zep	56,036		897,697
			91,024,829
Media--.3%
E.W. Scripps, Cl. A	95,338	a,b	1,881,019
Harte-Hanks	143,675		1,044,517
Scholastic	59,370		2,183,629
Sizmek	73,893	b	440,402
			5,549,567
Pharmaceuticals, Biotech & Life Sciences--3.1%
Acorda Therapeutics	106,841	b	4,439,244
Affymetrix	244,366	a,b	2,697,801
Albany Molecular Research	48,747	b	796,039
Cambrex	70,447	b	1,580,126
DepoMed	152,769	b	2,791,090
Emergent BioSolutions	97,543	b	2,734,130
Impax Laboratories	174,815	b	6,410,466
Lannett Company	72,845	b	3,455,038
Ligand Pharmaceuticals	58,740	b	3,343,481
Luminex	102,315	b	1,805,860
Medicines	152,029	b	4,358,671
Momenta Pharmaceuticals	121,863	b	1,312,465
PAREXEL International	152,604	b	9,302,740
Prestige Brands Holdings	144,006	b	4,933,646
Repligen	78,465	b	1,905,915
Sagent Pharmaceuticals	56,082	b	1,439,625
Spectrum Pharmaceuticals	114,974	a,b	804,818
			54,111,155
Real Estate--9.2%
Acadia Realty Trust	157,607	c	5,703,797
Agree Realty	45,236	c	1,566,975
American Assets Trust	100,319	c	4,452,157
Associated Estates Realty	134,133	c	3,341,253
Aviv	67,854	c	2,668,698
Capstead Mortgage	289,004	c	3,473,828
CareTrust	64,402		868,139
Cedar Realty Trust	228,442	c	1,818,398
Chesapeake Lodging Trust	140,424	c	5,156,369
CoreSite Realty	48,998	c	2,146,602
Cousins Properties	520,551	c	5,746,883
DiamondRock Hospitality	546,325	c	7,938,102
EastGroup Properties	86,522	c	5,592,782
Education Realty Trust	108,378	c	3,749,879
EPR Properties	153,927	c	10,014,491
Forestar Group	74,024	b,c	982,298
Franklin Street Properties	193,396	c	2,490,940
GEO Group	204,421		8,896,402
Getty Realty	76,028	c	1,408,799
Government Properties Income Trust	199,496	c	4,548,509
Healthcare Realty Trust	234,302	c	7,050,147
Inland Real Estate	255,035	c	2,902,298
Kite Realty Group Trust	195,594	c	5,977,353
Lexington Realty Trust	537,238	c	6,129,886
LTC Properties	103,596	c	4,860,724
Medical Properties Trust	493,379	c	7,583,235
Parkway Properties	191,549	c	3,505,347

Pennsylvania Real Estate
Investment Trust	169,457	c	4,055,106
Post Properties	145,135	c	8,816,951
PS Business Parks	57,792	c	4,860,885
Retail Opportunity Investments	224,765	c	3,971,598
Sabra Health Care	136,841	c	4,474,701
Saul Centers	31,599	c	1,803,987
Sovran Self Storage	92,292	c	8,744,667
Universal Health Realty Income
Trust	30,109		1,617,757
Urstadt Biddle Properties, Cl. A	68,697	c	1,614,380
			160,534,323
Retailing--5.3%
Aeropostale	91,572	b	223,436
Barnes & Noble	109,406	a,b	2,569,947
Big 5 Sporting Goods	52,516		625,466
Blue Nile	37,348	b	1,160,776
Brown Shoe Co.	114,211		3,242,450
Buckle	76,831	a	3,902,246
Cato, Cl. A	78,711		3,337,346
Christopher & Banks	108,265	b	564,061
Finish Line, Cl. A	124,121		2,929,256
Francesca's Holdings	117,440	b	1,862,598
Fred's, Cl. A	69,268		1,149,849
FTD Companies	44,529	b	1,525,118
Genesco	59,617	b	4,259,635
Group 1 Automotive	51,281		4,122,480
Haverty Furniture	78,802		1,925,133
Hibbett Sports	59,262	b	2,787,684
Kirkland's	50,437	b	1,173,669
Lithia Motors, Cl. A	63,736		5,398,439
Lumber Liquidators Holdings	66,072	a,b	4,172,447
MarineMax	67,158	b	1,713,201
Men's Wearhouse	116,853		5,430,159
Monro Muffler Brake	73,454		4,197,162
NutriSystem	81,506		1,452,437
Outerwall	57,115	a,b	3,545,699
PEP Boys-Manny Moe & Jack	103,277	b	870,625
PetMed Express	59,167	a	928,922
Pool	118,450		7,368,775
Select Comfort	136,587	b	4,075,756
Sonic Automotive, Cl. A	82,850		2,040,596
Stage Stores	59,858		1,197,160
Stein Mart	53,935		742,146
The Children's Place	65,081		3,901,606
Tuesday Morning	92,686	b	1,640,542
Vitamin Shoppe	76,066	b	3,215,310
VOXX International	67,218	b	537,744
Zumiez	51,508	b	1,920,733
			91,710,609
Semiconductors & Semiconductor Equipment--3.6%
Advanced Energy Industries	108,587	b	2,606,088
Brooks Automation	188,147		2,428,978
Cabot Microelectronics	57,304	b	2,831,391
CEVA	53,662	b	982,551
Cirrus Logic	164,054	b	4,347,431
Cohu	53,365		604,625

Diodes	115,568	b	3,054,462
DSP Group	61,946	b	680,787
Entropic Communications	160,534	b	415,783
Exar	105,222	b	949,102
Kopin	154,486	b	563,874
Kulicke & Soffa Industries	211,891	b	3,214,386
Micrel	73,470		1,033,723
Microsemi	250,325	b	6,974,055
MKS Instruments	141,855		4,966,344
Monolithic Power Systems	96,878		4,600,736
Nanometrics	42,212	b	655,974
Pericom Semiconductor	88,145		1,287,798
Power Integrations	86,291		4,450,890
Rudolph Technologies	62,881	b	630,696
Synaptics	89,886	b	6,904,144
Tessera Technologies	114,229		4,235,611
Ultratech	56,921	b	907,321
Veeco Instruments	90,348	b	2,635,451
			61,962,201
Software & Services--7.1%
Blackbaud	133,442		5,832,750
Blucora	114,102	b	1,542,659
Bottomline Technologies	96,217	b	2,383,295
CACI International, Cl. A	64,283	b	5,437,699
Cardtronics	124,074	b	4,170,127
Ciber	220,795	b	713,168
comScore	78,377	b	3,257,348
CSG Systems International	99,355		2,436,185
Dealertrack Technologies	104,716	b	4,209,583
Dice Holdings	69,328	b	573,343
Digital River	90,093	b	2,300,074
Ebix	86,028	a	1,965,740
Epiq Systems	48,700		849,815
ExlService Holdings	94,310	b	2,770,828
Forrester Research	35,925		1,355,810
Heartland Payment Systems	88,934		4,426,245
iGATE	80,422	b	2,846,939
Interactive Intelligence Group	36,297	b	1,472,206
j2 Global	111,882		6,426,502
Liquidity Services	53,377	a,b	413,138
LivePerson	104,328	b	1,116,310
LogMeIn	65,508	b	3,114,905
Manhattan Associates	195,520	b	8,728,013
ManTech International, Cl. A	61,944		2,015,038
MAXIMUS	180,916		10,080,640
MicroStrategy, Cl. A	23,213	b	3,751,221
Monotype Imaging Holdings	104,669		3,070,988
Monster Worldwide	244,688	b	1,010,561
NetScout Systems	103,210	b	3,705,239
NIC	179,646		2,949,787
Perficient	75,008	b	1,350,144
Progress Software	152,872	b	3,829,444
QuinStreet	77,713	b	397,891
Stamps.com	48,034	b	2,188,909
SYKES Enterprises	96,558	b	2,174,486
Synchronoss Technologies	81,437	b	3,458,629
Take-Two Interactive Software	237,939	b	7,071,547

Tangoe	79,921	b	913,497
TeleTech Holdings	58,037	b	1,280,296
VASCO Data Security International	74,580	a,b	1,603,470
Virtusa	63,017	b	2,360,617
XO Group	82,868	b	1,362,350
			122,917,436
Technology Hardware & Equipment--6.0%
ADTRAN	143,163	a	3,165,334
Agilysys	45,484	b	472,124
Anixter International	71,572	b	5,393,666
Badger Meter	33,852		2,026,381
Bel Fuse, Cl. B	27,512		647,082
Benchmark Electronics	157,619	b	3,819,108
Black Box	47,417		996,231
CalAmp	78,553	b	1,406,884
Checkpoint Systems	130,074	b	1,685,759
Coherent	68,873	b	4,261,861
Comtech Telecommunications	48,609		1,606,041
CTS	106,248		1,699,968
Daktronics	114,098		1,412,533
DTS	49,343	b	1,367,788
Electro Scientific Industries	40,589		254,493
Electronics For Imaging	113,454	b	4,384,997
Fabrinet	98,075	b	1,601,565
FARO Technologies	38,464	b	2,128,982
Harmonic	307,913	b	2,355,534
II-VI	135,761	b	2,333,732
Insight Enterprises	117,003	b	2,769,461
Ixia	147,264	b	1,493,257
Littelfuse	54,272		5,358,817
Mercury Systems	60,623	b	956,631
Methode Electronics	113,232		4,095,601
MTS Systems	31,966		2,310,502
NETGEAR	91,379	b	3,085,869
Newport	107,545	b	1,991,733
OSI Systems	43,380	b	3,035,732
Park Electrochemical	43,156		936,917
Plexus	91,297	b	3,459,243
QLogic	233,029	b	3,113,267
Rofin-Sinar Technologies	80,079	b	2,155,727
Rogers	54,010	b	3,989,179
Sanmina	233,119	b	4,937,460
ScanSource	63,819	b	2,200,479
Super Micro Computer	85,466	b	3,125,492
SYNNEX	64,623		4,794,380
TTM Technologies	154,662	b	1,074,901
ViaSat	103,228	b	5,803,478
			103,708,189
Telecommunication Services--.7%
8x8	204,374	b	1,575,724
Atlantic Tele-Network	34,231		2,273,965
Cincinnati Bell	439,366	b	1,287,342
Consolidated Communications
Holdings	124,361		2,895,124
General Communication, Cl. A	107,982	b	1,585,176
Lumos Networks	34,062		546,014
Spok Holdings	63,569		1,088,301

			11,251,646
Transportation--2.2%
Allegiant Travel	33,135		6,006,381
ArcBest	72,975		2,719,049
Atlas Air Worldwide Holdings	53,205	b	2,404,866
Celadon Group	58,099		1,384,499
Forward Air	80,990		3,636,451
Heartland Express	124,075		3,187,487
Hub Group, Cl. A	80,728	b	2,696,315
Knight Transportation	171,879		4,896,833
Matson	128,788		4,475,383
Roadrunner Transportation Systems	52,176	b	1,060,216
Saia	57,719	b	2,430,547
SkyWest	118,878		1,491,919
UTi Worldwide	187,139	b	2,221,340
			38,611,286
Utilities--4.0%
ALLETE	91,860		5,203,869
American States Water	102,513		4,063,615
Avista	160,777		5,969,650
El Paso Electric	93,743		3,755,345
Laclede Group	102,625		5,517,120
New Jersey Resources	103,612		6,618,735
Northwest Natural Gas	78,135	a	3,899,718
NorthWestern	119,841		6,922,016
Piedmont Natural Gas	193,439		7,716,282
South Jersey Industries	78,491		4,572,101
Southwest Gas	124,519		7,652,938
UIL Holdings	156,374		7,193,204
			69,084,593
Total Common Stocks
(cost $1,220,155,223)			1,721,113,758

	Number of
Rights--.0%	Rights		Value ($)
Diversified Financials
Providence Service
(cost $0)	1,228	b	12

	Principal
Short-Term Investments--.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.06%, 6/4/15
(cost $729,845)	730,000	[d]	729,957

Other Investment--.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,888,666)	12,888,666	[e]	12,888,666
Investment of Cash Collateral for
Securities Loaned--3.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $67,103,699)	67,103,699	[e]	67,103,699
Total Investments (cost $1,300,877,433)	103.7%		1,801,836,092

Liabilities, Less Cash and Receivables	(3.7%)	(64,412,922)
Net Assets	100.0%	1,737,423,170

a Security, or portion thereof, on loan. At January 31, 2015, the value of the fund's securities on loan was $71,095,861 and the value of the collateral held by the fund was $74,351,538, consisting of cash collateral of $67,103,699 and U.S. Government &
Agency securities valued at $7,247,839.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $500,958,659 of which $577,792,561 related to appreciated investment securities and $76,833,902 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	9.7
Real Estate	9.2
Health Care Equipment & Services	8.7
Banks	8.4
Software & Services	7.1
Technology Hardware & Equipment	6.0
Retailing	5.3
Materials	5.2
Consumer Services	4.7
Short-Term/Money Market Investments	4.6
Commercial & Professional Services	4.2
Consumer Durables & Apparel	4.0
Utilities	4.0
Semiconductors & Semiconductor Equipment	3.6
Diversified Financials	3.3
Energy	3.3
Pharmaceuticals, Biotech & Life Sciences	3.1
Insurance	2.5
Transportation	2.2
Food, Beverage & Tobacco	1.8
Food & Staples Retailing	.8
Telecommunication Services	.7
Automobiles & Components	.6
Household & Personal Products	.4
Media	.3
103.7

† Based on net assets.

ContractsContracts

STATEMENT OF FINANCIAL FUTURES
January 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2015 ($)
Financial Futures Long
Russell 2000 Mini	168	19,508,160	March 2015	(263,314)

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,714,076,467	-	-	1,714,076,467
Equity Securities - Foreign Common Stocks+	7,037,291	-	-	7,037,291
Mutual Funds	79,992,365	-	-	79,992,365
Rights+	12	-	-	12
U.S. Treasury	-	729,957	-	729,957
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(263,314)	-	-	(263,314)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)